AB Global High Income Fund

Portfolio of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 33.5%
Industrial - 26.3%
Basic - 2.5%
AK Steel Corp.
7.00%, 3/15/27 (a)	U.S.$	1,164	$938,590
Alcoa Nederland Holding BV
6.125%, 5/15/28 (b)		289	301,127
Ashland LLC
4.75%, 8/15/22		421	440,095
Axalta Coating Systems LLC
4.875%, 8/15/24 (b)		516	533,292
Berry Global, Inc.
5.50%, 5/15/22		345	349,664
CF Industries, Inc.
4.95%, 6/01/43		595	534,950
5.375%, 3/15/44		747	701,085
Constellium NV
5.875%, 2/15/26 (b)		1,310	1,347,761
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		751	771,779
Eldorado Gold Corp.
9.50%, 6/01/24 (b)		1,545	1,549,201
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)(f)(g)(h)		336	336,499
Flex Acquisition Co., Inc.
7.875%, 7/15/26 (b)		1,377	1,272,030
FMG Resources (August 2006) Pty Ltd.
5.125%, 3/15/23 (b)		69	71,011
Freeport-McMoRan, Inc.
5.45%, 3/15/43		3,414	3,128,573
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (b)		1,290	1,237,402
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (b)		2,450	2,593,599
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (b)	EUR	846	995,326
Lecta SA
6.50%, 8/01/23 (b)		227	196,946
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(g)(i)(j)	U.S.$	2,857	29
Novelis Corp.
5.875%, 9/30/26 (b)		1,523	1,545,938
OCI NV
5.00%, 4/15/23 (b)	EUR	1,300	1,564,832
6.625%, 4/15/23 (b)	U.S.$	840	877,579
Peabody Energy Corp.
6.00%, 3/31/22 (b)		245	251,186
6.375%, 3/31/25 (b)		350	355,533

	Principal Amount (000)		U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (b)	U.S.$	717	$730,546
Sealed Air Corp.
6.875%, 7/15/33 (b)		1,295	1,438,477
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/25		238	280,982
SPCM SA
4.875%, 9/15/25 (b)		975	980,969
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26	EUR	1,010	1,158,082
8.00%, 10/01/26 (b)	U.S.$	171	175,702
United States Steel Corp.
6.25%, 3/15/26		245	218,209
6.875%, 8/15/25		844	796,682
Valvoline, Inc.
5.50%, 7/15/24		278	287,866
WR Grace & Co.-Conn
5.625%, 10/01/24 (b)		386	416,113

			28,377,655

Capital Goods - 1.5%
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (h)	EUR	1,126	1,330,076
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (h)	U.S.$	739	754,211
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (b)	EUR	2,004	2,448,151
BBA US Holdings, Inc.
5.375%, 5/01/26 (b)	U.S.$	402	419,887
Bombardier, Inc.
5.75%, 3/15/22 (b)		932	946,761
7.50%, 3/15/25 (b)		1,839	1,846,194
7.875%, 4/15/27 (b)		386	386,472
BWAY Holding Co.
5.50%, 4/15/24 (b)		1,009	1,009,147
7.25%, 4/15/25 (b)		720	694,696
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (b)		261	250,104
Colfax Corp.
6.00%, 2/15/24 (b)		194	205,235
6.375%, 2/15/26 (b)		207	222,279
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		352	351,751
GFL Environmental, Inc.
5.375%, 3/01/23 (b)		103	102,064
5.625%, 5/01/22 (b)		403	405,211
7.00%, 6/01/26 (b)		688	703,197
8.50%, 5/01/27 (b)		775	833,325

	Principal Amount (000)		U.S. $ Value
JELD-WEN, Inc.
4.625%, 12/15/25 (b)	U.S.$	128	$125,598
4.875%, 12/15/27 (b)		182	176,014
Liberty Tire Recycling LLC
9.50%, 1/15/23 (d)(g)(j)		614	613,641
Stevens Holding Co., Inc.
6.125%, 10/01/26 (b)		141	148,528
TransDigm, Inc.
6.25%, 3/15/26 (b)		556	582,565
6.50%, 7/15/24		1,529	1,547,750
Triumph Group, Inc.
7.75%, 8/15/25		1,250	1,209,406

			17,312,263

Communications - Media - 3.2%
Altice Financing SA
6.625%, 2/15/23 (b)		2,892	2,962,796
7.50%, 5/15/26 (b)		1,782	1,791,430
Altice Luxembourg SA
7.25%, 5/15/22 (b)	EUR	1,332	1,554,820
7.75%, 5/15/22 (b)	U.S.$	397	403,067
10.50%, 5/15/27 (b)		2,439	2,500,370
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (b)		65	66,344
5.125%, 5/01/27 (b)		551	570,643
5.375%, 5/01/25 (b)		74	76,598
5.75%, 1/15/24		112	114,540
5.75%, 2/15/26 (b)		346	363,936
Clear Channel Communications, Inc.
0.00%, 6/15/18 (c)(d)(e)(g)(i)		2,016	0
0.00%, 12/15/19 (c)(d)(e)(g)		927	0
0.00%, 3/01/21 (e)(g)		535	0
CSC Holdings LLC
5.375%, 2/01/28 (b)		1,502	1,559,573
5.50%, 5/15/26 (b)		200	209,981
6.625%, 10/15/25 (b)		274	293,180
7.50%, 4/01/28 (b)		941	1,035,365
10.875%, 10/15/25 (b)		765	876,474
DISH DBS Corp.
5.00%, 3/15/23		830	796,936
5.875%, 11/15/24		2,291	2,160,058
6.75%, 6/01/21		333	349,308
Gray Television, Inc.
5.125%, 10/15/24 (b)		987	1,004,133
iHeartCommunications, Inc.
6.375%, 5/01/26		111	118,195
8.375%, 5/01/27		202	211,341
Liberty Interactive LLC
3.75%, 2/15/30 (k)		878	603,846
Meredith Corp.
6.875%, 2/01/26		1,577	1,676,086
Netflix, Inc.
4.375%, 11/15/26		1,502	1,537,630
4.875%, 4/15/28		1,171	1,209,794

	Principal Amount (000)		U.S. $ Value
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22	U.S.$	598	$606,245
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (b)		1,057	1,026,479
6.875%, 2/15/23 (b)		451	451,912
Sinclair Television Group, Inc.
6.125%, 10/01/22		1,437	1,462,166
Sirius XM Radio, Inc.
5.00%, 8/01/27 (b)		65	66,213
TEGNA, Inc.
5.50%, 9/15/24 (b)		162	166,556
6.375%, 10/15/23		668	691,122
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (b)		1,078	1,114,891
6.25%, 1/15/29 (b)	EUR	446	563,593
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)	U.S.$	381	366,116
UPC Holding BV
5.50%, 1/15/28 (b)		2,223	2,256,092
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		200	205,648
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (b)	GBP	128	167,936
Virgin Media Secured Finance PLC
5.25%, 1/15/26 (b)	U.S.$	200	204,789
Ziggo Bond Co. BV
5.875%, 1/15/25 (b)		1,034	1,044,425
6.00%, 1/15/27 (b)		815	818,697
7.125%, 5/15/24 (b)	EUR	252	298,231
Ziggo BV
5.50%, 1/15/27 (b)	U.S.$	1,363	1,383,584

			36,941,139

Communications - Telecommunications - 3.1%
Altice France SA/France
5.625%, 5/15/24 (b)	EUR	386	455,484
6.25%, 5/15/24 (b)	U.S.$	255	262,656
7.375%, 5/01/26 (b)		3,462	3,543,450
8.125%, 2/01/27 (b)		465	487,387
C&W Senior Financing DAC
6.875%, 9/15/27 (b)		1,720	1,777,768
7.50%, 10/15/26 (b)		395	413,343
CB Idearc, Inc.
0.00%, 3/01/21-3/15/23 (c)(d)(e)(g)		396	0
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (c)(d)(e)(g)		743	0
6.375%, 3/01/25 (c)(d)(e)(g)		655	0

	Principal Amount (000)		U.S. $ Value
CenturyLink, Inc.
Series T
5.80%, 3/15/22	U.S.$	78	$81,514
Cincinnati Bell, Inc.
7.00%, 7/15/24 (b)		1,151	1,015,846
DKT Finance ApS
7.00%, 6/17/23 (b)	EUR	989	1,229,116
Embarq Corp.
7.995%, 6/01/36	U.S.$	1,273	1,231,731
Frontier Communications Corp.
6.875%, 1/15/25		45	25,189
7.125%, 1/15/23		662	396,711
7.625%, 4/15/24		1,118	634,162
7.875%, 1/15/27		834	463,089
11.00%, 9/15/25		719	448,074
Hughes Satellite Systems Corp.
6.625%, 8/01/26		730	766,652
7.625%, 6/15/21		1,383	1,487,313
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,675	1,527,716
8.00%, 2/15/24 (b)		216	225,309
8.50%, 10/15/24 (b)		1,039	1,030,989
9.50%, 9/30/22 (b)		516	600,351
9.75%, 7/15/25 (b)		1,262	1,291,386
Level 3 Financing, Inc.
5.25%, 3/15/26		164	169,956
5.375%, 8/15/22-1/15/24		1,196	1,216,115
6.125%, 1/15/21		555	557,687
Level 3 Parent LLC
5.75%, 12/01/22		160	161,479
Nexstar Escrow, Inc.
5.625%, 7/15/27 (b)		596	610,433
Sable International Finance Ltd.
5.75%, 9/07/27 (b)		615	620,445
Sprint Capital Corp.
6.875%, 11/15/28		1,875	1,926,701
8.75%, 3/15/32		215	248,710
Sprint Corp.
7.625%, 3/01/26		359	382,344
7.875%, 9/15/23		986	1,070,531
T-Mobile USA, Inc.
4.75%, 2/01/28		39	40,180
6.00%, 3/01/23		743	760,027
6.375%, 3/01/25		655	679,166
Telecom Italia Capital SA
7.20%, 7/18/36		483	532,805
7.721%, 6/04/38		1,759	1,987,362
Telecom Italia SpA/Milano
5.303%, 5/30/24 (b)		1,002	1,037,579
West Corp.
8.50%, 10/15/25 (b)		748	656,273
Wind Tre SpA
5.00%, 1/20/26 (b)		1,103	1,075,473
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (b)		259	264,091
6.00%, 4/01/23		447	458,061
6.375%, 5/15/25		1,146	1,171,096

			35,021,750

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.8%
Allison Transmission, Inc.
5.875%, 6/01/29 (b)	U.S.$	416	$437,964
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		974	969,557
6.50%, 4/01/27		359	358,043
BCD Acquisition, Inc.
9.625%, 9/15/23 (b)		1,960	2,056,828
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (b)		850	754,927
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (b)		109	112,091
Exide Technologies
7.00%, 4/30/25 (d)(g)(h)(j)(k)		5,065	1,752,554
11.00%, 4/30/22 (g)(h)(j)(l)		4,606	3,638,460
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, 10/15/26 (b)	EUR	677	737,099
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (b)(h)		284	330,012
3.875% (3.875% Cash or 4.625% PIK), 5/15/27 (b)(h)		338	390,705
Meritor, Inc.
6.25%, 2/15/24	U.S.$	305	314,062
Navistar International Corp.
6.625%, 11/01/25 (b)		718	751,945
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (b)		185	192,251
8.50%, 5/15/27 (b)		2,629	2,701,692
Tenneco, Inc.
5.00%, 7/15/24 (b)	EUR	300	336,013
5.00%, 7/15/26	U.S.$	2,174	1,748,990
Tesla, Inc.
5.30%, 8/15/25 (b)		599	526,360
Titan International, Inc.
6.50%, 11/30/23		1,093	948,539
Truck Hero, Inc.
8.50%, 4/21/24 (b)		1,151	1,160,449

			20,218,541

Consumer Cyclical - Entertainment - 0.2%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		180	166,622
5.875%, 11/15/26		1,540	1,386,685
VOC Escrow Ltd.
5.00%, 2/15/28 (b)		1,036	1,049,579

			2,602,886

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 1.9%
Beazer Homes USA, Inc.
5.875%, 10/15/27	U.S.$	712	$618,555
6.75%, 3/15/25		1,400	1,345,660
8.75%, 3/15/22		32	33,414
Caesars Entertainment Corp.
5.00%, 10/01/24 (g)(k)		121	205,458
Cirsa Finance International SARL
6.25%, 12/20/23 (b)	EUR	288	356,207
7.875%, 12/20/23 (b)	U.S.$	865	918,820
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (e)(f)(j)	EUR	176	9,625
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (b)	U.S.$	1,969	1,978,670
International Game Technology PLC
6.25%, 2/15/22 (b)		977	1,031,971
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		1,714	1,555,263
10.00%, 7/15/22 (b)		352	296,305
10.50%, 7/15/24 (b)		354	272,555
KB Home
7.00%, 12/15/21		536	575,421
7.50%, 9/15/22		494	550,000
Marriott Ownership Resorts, Inc./ILG LLC
Series WI
6.50%, 9/15/26 (m)		1,225	1,313,813
MGM Resorts International
5.50%, 4/15/27		1,022	1,071,623
5.75%, 6/15/25		45	48,664
PulteGroup, Inc.
5.00%, 1/15/27		48	50,351
5.50%, 3/01/26		52	56,469
6.00%, 2/15/35		500	514,937
7.875%, 6/15/32		1,400	1,667,819
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		420	429,023
6.125%, 4/01/25 (b)		830	846,726
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (b)		941	995,112
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (b)		1,785	1,751,924
Taylor Morrison Communities, Inc.
5.875%, 6/15/27 (b)		603	613,822
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (b)		875	916,563
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (b)		657	684,650

	Principal Amount (000)		U.S. $ Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27 (b)	U.S.$	45	$45,081
5.50%, 3/01/25 (b)		711	734,854

			21,489,355

Consumer Cyclical - Restaurants - 0.2%
Golden Nugget, Inc.
6.75%, 10/15/24 (b)		857	882,801
8.75%, 10/01/25 (b)		708	743,512
IRB Holding Corp.
6.75%, 2/15/26 (b)		453	454,162

			2,080,475

Consumer Cyclical - Retailers - 0.9%
Dufry Finance SCA
4.50%, 8/01/23 (b)	EUR	1,208	1,411,854
JC Penney Corp., Inc.
6.375%, 10/15/36	U.S.$	421	113,496
7.40%, 4/01/37		486	137,605
L Brands, Inc.
7.60%, 7/15/37		1,000	865,756
Levi Strauss & Co.
5.00%, 5/01/25		1,150	1,191,915
Murphy Oil USA, Inc.
5.625%, 5/01/27		69	71,785
6.00%, 8/15/23		562	578,600
PetSmart, Inc.
5.875%, 6/01/25 (b)		690	669,239
7.125%, 3/15/23 (b)		688	645,261
Sonic Automotive, Inc.
5.00%, 5/15/23		473	478,863
6.125%, 3/15/27		817	804,611
Staples, Inc.
7.50%, 4/15/26 (b)		1,538	1,527,133
10.75%, 4/15/27 (b)		822	811,842
William Carter Co. (The)
5.625%, 3/15/27 (b)		385	403,010

			9,710,970

Consumer Non-Cyclical - 2.9%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (b)		636	569,229
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		701	707,405
6.625%, 6/15/24		1,385	1,434,735
Aveta, Inc.
10.50%, 3/01/21 (c)(d)(e)(g)		13,116	0
Bausch Health Americas, Inc.
8.50%, 1/31/27 (b)		513	564,784
Bausch Health Cos., Inc.
5.50%, 3/01/23 (b)		396	400,039
6.125%, 4/15/25 (b)		507	518,090
7.00%, 1/15/28 (b)		254	263,106
7.25%, 5/30/29 (b)		254	264,041
9.00%, 12/15/25 (b)		336	375,662

	Principal Amount (000)		U.S. $ Value
BCPE Cycle Merger Sub II, Inc.
10.625%, 7/15/27 (b)	U.S.$	698	$706,725
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (b)	EUR	400	474,318
4.875%, 1/15/26 (b)	U.S.$	416	423,126
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,368	1,316,774
8.125%, 6/30/24 (b)		635	475,937
DaVita, Inc.
5.00%, 5/01/25		1,034	1,021,324
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (b)(h)		179	180,921
7.75%, 5/15/22 (b)(h)		1,795	1,818,960
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (b)		647	465,840
Envision Healthcare Corp.
8.75%, 10/15/26 (b)		2,302	1,604,565
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		3,174	3,172,578
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (b)		784	746,806
HCA, Inc.
5.875%, 2/15/26		110	121,441
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (b)		382	391,556
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (b)		407	421,644
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)		184	123,382
5.625%, 10/15/23 (b)		311	235,158
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (b)		1,673	1,567,708
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (b)		539	520,186
Post Holdings, Inc.
5.00%, 8/15/26 (b)		410	416,353
5.50%, 3/01/25 (b)		610	630,824
5.625%, 1/15/28 (b)		798	819,895
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (b)		49	52,075
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (b)		2,775	2,906,430
Spectrum Brands, Inc.
4.00%, 10/01/26 (b)	EUR	530	634,020
6.125%, 12/15/24	U.S.$	361	374,915
6.625%, 11/15/22		245	251,061

	Principal Amount (000)		U.S. $ Value
Sunshine Mid BV
6.50%, 5/15/26 (b)	EUR	823	$971,280
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (b)		700	830,508
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	25	25,781
6.75%, 6/15/23 (a)		1,903	1,913,297
7.00%, 8/01/25 (a)		119	118,638
8.125%, 4/01/22		682	715,021
Tonon Luxembourg SA
6.50%, 10/31/24 (d)(g)(j)		525	26,233
Vizient, Inc.
6.25%, 5/15/27 (b)		222	234,427
West Street Merger Sub, Inc.
6.375%, 9/01/25 (b)		1,350	1,259,059

			33,065,857

Energy - 4.3%
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)(e)(g)		2,383	0
Bruin E&P Partners LLC
8.875%, 8/01/23 (b)		753	642,586
California Resources Corp.
5.50%, 9/15/21		269	193,389
8.00%, 12/15/22 (b)		1,052	792,618
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)		608	588,970
8.25%, 7/15/25		301	297,246
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (k)(n)		2,948	825,499
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		683	785,564
Cheniere Energy Partners LP
5.25%, 10/01/25		730	754,830
Chesapeake Energy Corp.
4.875%, 4/15/22		1,528	1,452,084
7.00%, 10/01/24		911	818,264
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (b)		1,015	730,344
Denbury Resources, Inc.
7.75%, 2/15/24 (b)		824	686,006
9.25%, 3/31/22 (b)		604	570,139
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25		2,725	2,589,753
Ensco Rowan PLC
5.20%, 3/15/25		889	658,228
7.75%, 2/01/26		406	304,284
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		1,552	79,531
7.75%, 5/15/26 (b)		631	563,599
8.00%, 2/15/25 (b)		228	50,096
9.375%, 5/01/24 (b)		887	204,151

	Principal Amount (000)		U.S. $ Value
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24	U.S.$	412	$398,675
6.25%, 5/15/26		1,038	1,001,797
6.50%, 10/01/25		1,088	1,069,626
6.75%, 8/01/22		115	116,623
Gulfport Energy Corp.
6.00%, 10/15/24		481	371,838
6.375%, 5/15/25-1/15/26		2,237	1,702,700
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (b)		1,587	1,636,691
HighPoint Operating Corp.
7.00%, 10/15/22		534	504,358
8.75%, 6/15/25		462	442,732
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (b)		1,576	1,584,150
Indigo Natural Resources LLC
6.875%, 2/15/26 (b)		1,095	985,512
Laredo Petroleum, Inc.
6.25%, 3/15/23		109	101,019
Nabors Industries, Inc.
5.50%, 1/15/23		1,170	1,094,190
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		1,889	1,972,303
Nine Energy Service, Inc.
8.75%, 11/01/23 (b)		525	514,705
Noble Holding International Ltd.
5.25%, 3/15/42		191	101,798
6.20%, 8/01/40		276	152,709
7.75%, 1/15/24		190	145,946
7.95%, 4/01/25		375	270,470
Parkland Fuel Corp.
6.00%, 4/01/26 (b)		1,147	1,172,808
PDC Energy, Inc.
5.75%, 5/15/26		633	628,078
6.125%, 9/15/24		1,185	1,190,933
QEP Resources, Inc.
5.25%, 5/01/23		973	936,802
Range Resources Corp.
4.875%, 5/15/25		583	511,548
5.00%, 8/15/22-3/15/23		963	912,279
5.875%, 7/01/22		97	96,875
Rowan Cos., Inc.
5.85%, 1/15/44		536	310,904
7.375%, 6/15/25		1,144	894,258
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)(e)(g)		865	0
8.125%, 10/15/22 (c)(d)(e)(g)		2,076	0
SemGroup Corp.
6.375%, 3/15/25		594	576,584
7.25%, 3/15/26		540	528,743
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		438	421,230

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
5.00%, 1/15/24	U.S.$	957	$887,136
5.625%, 6/01/25		1,116	1,013,811
SRC Energy, Inc.
6.25%, 12/01/25		800	728,136
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		1,355	1,409,972
5.875%, 3/15/28		964	1,000,148
6.00%, 4/15/27 (b)		62	65,078
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, 2/01/25		157	161,888
5.875%, 4/15/26		650	690,970
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (b)		912	973,308
Transocean, Inc.
6.80%, 3/15/38		1,456	1,091,889
7.25%, 11/01/25 (b)		359	341,142
7.50%, 1/15/26 (b)		762	727,801
Vantage Drilling International
7.125%, 4/01/23 (c)(d)(e)(g)		1,283	0
7.50%, 11/01/19 (c)(d)(e)(g)		2,176	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (b)		2,405	1,543,447
Weatherford International Ltd.
6.50%, 8/01/36		145	74,776
6.75%, 9/15/40		849	435,422
7.00%, 3/15/38		409	209,193
Whiting Petroleum Corp.
5.75%, 3/15/21		177	178,280
6.25%, 4/01/23		483	481,977
6.625%, 1/15/26		477	461,316
WPX Energy, Inc.
5.75%, 6/01/26		528	548,554
8.25%, 8/01/23		187	213,131

			49,173,440

Other Industrial - 0.4%
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,475	2,508,628
H&E Equipment Services, Inc.
5.625%, 9/01/25		437	448,963
IAA Spinco, Inc.
5.50%, 6/15/27 (b)		290	301,626
KAR Auction Services, Inc.
5.125%, 6/01/25 (b)		458	466,950
Laureate Education, Inc.
8.25%, 5/01/25 (b)		839	916,913

			4,643,080

Services - 1.5%
Allied Universal Holdco LLC
6.625%, 7/15/26 (b)		312	316,680
9.75%, 7/15/27 (b)		2,083	2,075,189

	Principal Amount (000)		U.S. $ Value
Aptim Corp.
7.75%, 6/15/25 (b)	U.S.$	927	$709,034
APX Group, Inc.
7.875%, 12/01/22		1,211	1,162,528
8.75%, 12/01/20		439	416,704
Aramark Services, Inc.
5.00%, 2/01/28 (b)		654	672,600
5.125%, 1/15/24		242	248,656
Carlson Travel, Inc.
6.75%, 12/15/23 (b)		782	791,736
Carriage Services, Inc.
6.625%, 6/01/26 (b)		698	719,028
eDreams ODIGEO SA
5.50%, 9/01/23 (b)	EUR	478	567,882
Gartner, Inc.
5.125%, 4/01/25 (b)	U.S.$	482	495,523
Harsco Corp.
5.75%, 7/31/27 (b)		950	988,770
Monitronics International, Inc.
9.125%, 4/01/20 (e)(f)(n)		958	53,964
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (b)		549	548,943
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (b)		855	897,782
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (b)		273	280,986
8.25%, 11/15/26 (b)		1,150	1,183,774
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (b)		366	379,259
Sabre GLBL, Inc.
5.25%, 11/15/23 (b)		300	308,989
5.375%, 4/15/23 (b)		656	672,976
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(b)		1,645	1,244,306
Verscend Escrow Corp.
9.75%, 8/15/26 (b)		1,775	1,846,190

			16,581,499

Technology - 1.1%
ADT Security Corp. (The)
4.125%, 6/15/23		83	83,036
Banff Merger Sub, Inc.
9.75%, 9/01/26 (b)		2,405	2,086,174
CommScope, Inc.
5.50%, 3/01/24 (b)		545	559,267
6.00%, 3/01/26 (b)		760	779,231
8.25%, 3/01/27 (b)		952	971,960
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (b)		187	197,382
Dell, Inc.
6.50%, 4/15/38		1,297	1,353,843

	Principal Amount (000)		U.S. $ Value
Infor US, Inc.
6.50%, 5/15/22	U.S.$	1,222	$1,243,632
IQVIA, Inc.
3.25%, 3/15/25 (b)	EUR	782	915,929
Rackspace Hosting, Inc.
8.625%, 11/15/24 (b)	U.S.$	55	50,590
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (b)		1,941	2,103,225
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (b)		964	902,256
10.50%, 2/01/24 (b)		1,613	1,383,728

			12,630,253

Transportation - Services - 0.8%
Algeco Global Finance PLC
8.00%, 2/15/23 (b)		1,821	1,840,931
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (b)		270	272,025
Herc Holdings, Inc.
5.50%, 7/15/27 (b)		881	886,408
Hertz Corp. (The)
5.50%, 10/15/24 (b)		2,105	2,012,258
7.625%, 6/01/22 (b)		641	665,761
Loxam SAS
3.50%, 4/15/22 (b)	EUR	186	215,728
4.25%, 4/15/24 (b)		138	164,749
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	418	439,887
XPO Logistics, Inc.
6.125%, 9/01/23 (b)		498	516,083
6.75%, 8/15/24 (b)		1,510	1,609,825

			8,623,655

			298,472,818

Financial Institutions - 6.4%
Banking - 3.3%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (b)(o)	EUR	871	1,069,420
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	1,821	2,402,554
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22-9/24/23 (b)(o)	EUR	1,800	2,118,956
8.875%, 4/14/21 (b)(o)		1,000	1,267,565
Banco de Sabadell SA
6.50%, 5/18/22 (b)(o)		1,000	1,134,092
Banco Santander SA
5.481%, 9/12/19 (b)(o)		400	457,114
6.25%, 9/11/21 (b)(o)		500	598,496
6.75%, 4/25/22 (b)(o)		1,500	1,859,158

	Principal Amount (000)		U.S. $ Value
Bank of Ireland
7.375%, 6/18/20 (b)(o)	EUR	1,455	$1,745,897
Barclays PLC
7.125%, 6/15/25	GBP	404	535,985
7.25%, 3/15/23 (b)(o)		219	289,645
8.00%, 12/15/20 (o)	EUR	343	421,539
8.00%, 6/15/24 (o)	U.S.$	354	371,695
Citigroup, Inc.
5.95%, 1/30/23 (o)		2,689	2,780,327
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (o)		970	981,150
Credit Suisse Group AG
6.25%, 12/18/24 (b)(o)		1,404	1,464,692
7.50%, 12/11/23 (b)(o)		3,043	3,351,104
Danske Bank A/S
6.125%, 3/28/24 (b)(o)		265	257,596
Series E
5.875%, 4/06/22 (b)(o)	EUR	1,096	1,315,351
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (o)	U.S.$	1,599	1,534,025
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (o)		3,518	3,782,972
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (o)(p)		1,100	1,043,698
SNS Bank NV
Series E
11.25%, 12/31/49 (c)(e)(g)	EUR	620	0
Societe Generale SA
7.375%, 9/13/21 (b)(o)	U.S.$	1,000	1,048,750
8.00%, 9/29/25 (b)(o)		1,477	1,628,921
Standard Chartered PLC
7.50%, 4/02/22 (b)(o)		1,269	1,345,140
7.75%, 4/02/23 (b)(o)		440	468,834
UniCredit SpA
9.25%, 6/03/22 (b)(o)	EUR	1,554	1,974,643

			37,249,319

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)(e)(g)(i)	U.S.$	1,690	29,406
LPL Holdings, Inc.
5.75%, 9/15/25 (b)		1,517	1,562,122

			1,591,528

Finance - 1.3%
CNG Holdings, Inc.
12.50%, 6/15/24 (b)		861	829,988
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (b)		838	873,561

	Principal Amount (000)		U.S. $ Value
Curo Group Holdings Corp.
8.25%, 9/01/25 (b)	U.S.$	2,426	$2,031,486
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (b)		1,273	1,206,199
goeasy Ltd.
7.875%, 11/01/22 (b)		466	487,654
ILFC E-Capital Trust II
4.34% (H15T 30 Year + 1.80%), 12/21/65 (b)(p)		2,000	1,454,142
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/03/26 (b)		428	431,599
Lincoln Financing SARL
3.625%, 4/01/24 (b)	EUR	390	459,067
Navient Corp.
5.50%, 1/25/23	U.S.$	2,011	2,065,749
5.875%, 3/25/21		275	286,378
6.50%, 6/15/22		357	379,508
6.625%, 7/26/21		74	78,725
6.75%, 6/15/26		616	638,858
7.25%, 1/25/22-9/25/23		909	975,498
8.00%, 3/25/20		184	190,365
SLM Corp.
5.125%, 4/05/22		605	601,587
Springleaf Finance Corp.
6.875%, 3/15/25		735	805,415
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (b)		890	838,852

			14,634,631

Insurance - 0.6%
Ambac Assurance Corp.
5.10%, 6/07/20 (b)(g)		15	20,713
ASR Nederland NV
4.625%, 10/19/27 (b)(o)	EUR	840	966,831
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	133	168,087
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	1,975	1,935,648
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (b)(h)		3,251	2,870,214
WellCare Health Plans, Inc.
5.375%, 8/15/26 (b)		570	605,001

			6,566,494

Other Finance - 0.5%
Intrum AB
2.75%, 7/15/22 (b)	EUR	977	1,122,716
3.125%, 7/15/24 (b)		489	564,954
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (b)(h)		239	279,485

	Principal Amount (000)		U.S. $ Value
NVA Holdings, Inc./United States
6.875%, 4/01/26 (b)	U.S.$	1,013	$1,060,970
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (b)		2,464	2,538,260

			5,566,385

REITS - 0.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (b)		925	952,750
Forestar Group, Inc.
8.00%, 4/15/24 (b)		590	620,774
GEO Group, Inc. (The)
5.125%, 4/01/23		162	145,000
5.875%, 1/15/22-10/15/24		670	645,524
6.00%, 4/15/26		633	550,895
Iron Mountain, Inc.
4.875%, 9/15/27 (b)		230	227,917
5.25%, 3/15/28 (b)		1,576	1,581,314
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (b)		966	1,040,436
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (b)		1,794	1,575,453

			7,340,063

			72,948,420

Utility - 0.8%
Electric - 0.8%
AES Corp./VA
4.875%, 5/15/23		976	992,880
Calpine Corp.
5.375%, 1/15/23		1,314	1,330,810
5.50%, 2/01/24		1,279	1,273,026
NRG Energy, Inc.
7.25%, 5/15/26		1,754	1,931,319
Talen Energy Supply LLC
6.50%, 6/01/25		1,741	1,461,051
7.25%, 5/15/27 (b)		339	347,728
10.50%, 1/15/26 (b)		802	792,335
Texas Competitive/TCEH
11.50%, 10/01/20 (c)(d)(e)(g)		626	0
Vistra Energy Corp.
7.625%, 11/01/24		920	969,583

	Principal Amount (000)		U.S. $ Value
Vistra Operations Co. LLC
5.625%, 2/15/27 (b)	U.S.$	600	$635,157

			9,733,889

Total Corporates - Non-Investment Grade (cost $394,927,935)			381,155,127

GOVERNMENTS - TREASURIES - 11.3%
Colombia - 0.6%
Colombian TES
Series B
10.00%, 7/24/24	COP	18,165,600	6,831,984

Indonesia - 2.8%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	25,513,000	1,918,780
Series FR70
8.375%, 3/15/24		15,308,000	1,146,949
Series FR77
8.125%, 5/15/24		290,356,000	21,610,995
Series FR78
8.25%, 5/15/29		100,018,000	7,509,845

			32,186,569

Malaysia - 0.2%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	9,297	2,254,205

Mexico - 0.2%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	46,433	2,410,553

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	593,882
Series 6212
7.05%, 1/19/28		220,100	3,437,195
Series 6217
7.50%, 8/18/21		274,943	4,385,262

			8,416,339

United States - 6.7%
U.S. Treasury Bonds
2.75%, 11/15/42 (q)	U.S.$	2,200	2,306,219
4.50%, 2/15/36		2,400	3,165,750
5.00%, 5/15/37 (q)		1,900	2,678,109
5.25%, 2/15/29 (r)		5,350	6,870,571
6.125%, 11/15/27 (s)		1,000	1,322,187
6.25%, 5/15/30		5,800	8,180,719
8.125%, 5/15/21		5,250	5,852,930

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
2.25%, 2/15/27 (r)(s)	U.S.$	26,373	$27,028,206
2.875%, 8/15/28		17,670	18,989,728

			76,394,419

Total Governments - Treasuries (cost $122,783,530)			128,494,069

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
Risk Share Floating Rate - 7.6%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
6.704% (LIBOR 1 Month + 4.30%), 7/25/25 (b)(p)		40	39,522
Series 2018-2A, Class M1B
3.754% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(p)		1,968	1,972,337
Series 2018-3A, Class M2
5.154% (LIBOR 1 Month + 2.75%), 10/25/28 (b)(p)		915	908,752
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1
6.754% (LIBOR 1 Month + 4.35%), 4/25/31 (b)(p)		441	462,349
Eagle RE Ltd.
Series 2018-1, Class M2
5.404% (LIBOR 1 Month + 3.00%), 11/25/28 (b)(p)		264	266,000
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/23 (p)		1,643	1,776,198
Series 2014-DN1, Class M3
6.904% (LIBOR 1 Month + 4.50%), 2/25/24 (p)		1,939	2,152,196
Series 2014-HQ1, Class M3
6.504% (LIBOR 1 Month + 4.10%), 8/25/24 (p)		1,579	1,657,497
Series 2014-HQ2, Class M3
6.154% (LIBOR 1 Month + 3.75%), 9/25/24 (p)		3,710	4,043,797
Series 2014-HQ3, Class M3
7.154% (LIBOR 1 Month + 4.75%), 10/25/24 (p)		3,753	4,006,161
Series 2015-DN1, Class B
13.904% (LIBOR 1 Month + 11.50%), 1/25/25 (p)		2,198	3,075,205
Series 2015-DN1, Class M3
6.554% (LIBOR 1 Month + 4.15%), 1/25/25 (p)		1,162	1,220,641
Series 2015-DNA1, Class B
11.604% (LIBOR 1 Month + 9.20%), 10/25/27 (p)		596	788,761
Series 2015-DNA2, Class B
9.954% (LIBOR 1 Month + 7.55%), 12/25/27 (p)		1,457	1,777,012

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA3, Class B
11.754% (LIBOR 1 Month + 9.35%), 4/25/28 (p)	U.S.$	1,025	$1,342,270
Series 2015-HQ1, Class B
13.154% (LIBOR 1 Month + 10.75%), 3/25/25 (p)		3,859	5,205,358
Series 2015-HQ1, Class M3
6.204% (LIBOR 1 Month + 3.80%), 3/25/25 (p)		477	491,293
Series 2015-HQA1, Class B
11.204% (LIBOR 1 Month + 8.80%), 3/25/28 (p)		1,008	1,222,866
Series 2016-DNA2, Class B
12.904% (LIBOR 1 Month + 10.50%), 10/25/28 (p)		859	1,178,058
Series 2016-DNA3, Class B
13.654% (LIBOR 1 Month + 11.25%), 12/25/28 (p)		2,770	3,860,874
Series 2016-DNA3, Class M3
7.404% (LIBOR 1 Month + 5.00%), 12/25/28 (p)		1,113	1,223,342
Series 2016-DNA4, Class B
11.004% (LIBOR 1 Month + 8.60%), 3/25/29 (p)		396	491,424
Series 2016-HQA2, Class B
13.904% (LIBOR 1 Month + 11.50%), 11/25/28 (p)		422	572,346
Series 2017-DNA2, Class B1
7.554% (LIBOR 1 Month + 5.15%), 10/25/29 (p)		415	472,521
Series 2017-DNA2, Class M2
5.854% (LIBOR 1 Month + 3.45%), 10/25/29 (p)		599	639,352
Series 2017-DNA3, Class B1
6.854% (LIBOR 1 Month + 4.45%), 3/25/30 (p)		615	666,273
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.804% (LIBOR 1 Month + 4.40%), 1/25/24 (p)		3,991	4,362,828
Series 2014-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 7/25/24 (p)		948	993,982
Series 2014-C04, Class 1M2
7.304% (LIBOR 1 Month + 4.90%), 11/25/24 (p)		2,413	2,660,807
Series 2015-C01, Class 1M2
6.704% (LIBOR 1 Month + 4.30%), 2/25/25 (p)		2,292	2,451,463
Series 2015-C01, Class 2M2
6.954% (LIBOR 1 Month + 4.55%), 2/25/25 (p)		993	1,044,697

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (p)	U.S.$	689	$733,939
Series 2015-C03, Class 1M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (p)		2,118	2,316,670
Series 2015-C04, Class 1M2
8.104% (LIBOR 1 Month + 5.70%), 4/25/28 (p)		2,477	2,751,126
Series 2015-C04, Class 2M2
7.954% (LIBOR 1 Month + 5.55%), 4/25/28 (p)		872	946,497
Series 2016-C01, Class 1B
14.154% (LIBOR 1 Month + 11.75%), 8/25/28 (p)		681	984,503
Series 2016-C01, Class 1M2
9.154% (LIBOR 1 Month + 6.75%), 8/25/28 (p)		1,951	2,203,371
Series 2016-C01, Class 2M2
9.354% (LIBOR 1 Month + 6.95%), 8/25/28 (p)		640	720,328
Series 2016-C02, Class 1B
14.654% (LIBOR 1 Month + 12.25%), 9/25/28 (p)		449	653,089
Series 2016-C02, Class 1M2
8.404% (LIBOR 1 Month + 6.00%), 9/25/28 (p)		2,252	2,489,213
Series 2016-C03, Class 1B
14.154% (LIBOR 1 Month + 11.75%), 10/25/28 (p)		372	532,608
Series 2016-C03, Class 2B
15.154% (LIBOR 1 Month + 12.75%), 10/25/28 (p)		631	899,370
Series 2016-C03, Class 2M2
8.304% (LIBOR 1 Month + 5.90%), 10/25/28 (p)		3,341	3,675,465
Series 2016-C04, Class 1B
12.654% (LIBOR 1 Month + 10.25%), 1/25/29 (p)		1,490	1,974,130
Series 2016-C05, Class 2B
13.15% (LIBOR 1 Month + 10.75%), 1/25/29 (p)		1,820	2,367,933
Series 2016-C06, Class 1B
11.654% (LIBOR 1 Month + 9.25%), 4/25/29 (p)		1,286	1,636,253
Series 2016-C07, Class 2B
11.904% (LIBOR 1 Month + 9.50%), 5/25/29 (p)		1,558	1,938,389
Series 2017-C01, Class 1B1
8.154% (LIBOR 1 Month + 5.75%), 7/25/29 (p)		148	175,787
Series 2017-C02, Class 2M2
6.054% (LIBOR 1 Month + 3.65%), 9/25/29 (p)		1,152	1,225,946

	Principal Amount (000)		U.S. $ Value
Series 2018-C01, Class 1B1
5.954% (LIBOR 1 Month + 3.55%), 7/25/30 (p)	U.S.$	909	$930,988
Home Re Ltd.
Series 2018-1, Class M2
5.43% (LIBOR 1 Month + 3.00%), 10/25/28 (b)(p)		988	1,002,987
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.904% (LIBOR 1 Month + 5.50%), 10/25/25 (j)(p)		1,427	1,611,548
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.904% (LIBOR 1 Month + 5.50%), 11/25/25 (j)(p)		592	681,347

			85,477,669

Non-Agency Fixed Rate - 0.8%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		765	633,461
Series 2006-42, Class 1A6
6.00%, 1/25/47		661	576,663
Series 2006-HY12, Class A5
3.936%, 8/25/36		1,257	1,306,869
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,081	979,339
Series 2006-J5, Class 1A1
6.50%, 9/25/36		873	750,689
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
4.392%, 5/25/47		184	172,587
Series 2007-4, Class 22A1
4.027%, 6/25/47		731	696,026
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		522	309,948
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.626%, 3/25/37		127	126,111
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		876	867,872
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
4.025%, 9/25/47		204	192,196
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		323	262,554
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		453	436,148
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		188	153,660

	Principal Amount (000)		U.S. $ Value
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4
4.657%, 10/25/36	U.S.$	1,496	$713,942
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.785%, 12/28/37		834	827,086

			9,005,151

Non-Agency Floating Rate - 0.7%
Alternative Loan Trust
Series 2007-7T2, Class A3
3.004% (LIBOR 1 Month + 0.60%), 4/25/37 (p)		2,519	1,069,344
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
2.396% (4.80% - LIBOR 1 Month), 9/25/35 (p)(t)		297	10,589
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
3.004% (LIBOR 1 Month + 0.60%), 8/25/37 (p)		494	317,672
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.654% (LIBOR 1 Month + 0.25%), 4/25/37 (p)		305	152,020
Series 2007-FA2, Class 1A6
3.146% (5.55% - LIBOR 1 Month), 4/25/37 (p)(t)		103	17,789
Lehman XS Trust
Series 2007-10H, Class 2AIO
4.56% (7.00% - LIBOR 1 Month), 7/25/37 (p)(t)		285	48,412
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
4.146% (6.55% - LIBOR 1 Month), 12/25/36 (p)(t)		3,796	731,190
Wachovia Mortgage Loan Trust
Series 2006-ALT1, Class A2
2.584% (LIBOR 1 Month + 0.18%), 1/25/37 (p)		8,912	5,843,502

			8,190,518

Agency Fixed Rate - 0.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4767
6.00%, 3/15/48 (u)		21,533	5,066,355

	Principal Amount (000)		U.S. $ Value
Freddie Mac Strips
Series 247
5.50%, 4/15/36 (u)	U.S.$	9,211	$1,980,664

			7,047,019

Total Collateralized Mortgage Obligations (cost $99,998,262)			109,720,357

CORPORATES - INVESTMENT GRADE - 9.0%
Financial Institutions - 5.1%
Banking - 2.7%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (b)		292	316,705
Bank of America Corp.
Series DD
6.30%, 3/10/26 (o)		3,043	3,390,261
Series Z
6.50%, 10/23/24 (o)		57	63,004
Barclays Bank PLC
6.86%, 6/15/32 (b)(o)		166	190,166
BNP Paribas SA
6.75%, 3/14/22 (b)(o)		418	438,867
7.625%, 3/30/21 (b)(o)		406	429,748
BPCE SA
5.70%, 10/22/23 (b)		208	227,822
Citigroup, Inc.
4.40%, 6/10/25		105	112,164
Credit Agricole SA
8.125%, 12/23/25 (b)(o)		1,909	2,211,466
DNB Bank ASA
6.50%, 3/26/22 (b)(o)		1,555	1,640,654
HSBC Holdings PLC
6.00%, 9/29/23 (b)(o)	EUR	389	510,979
Series E
4.75%, 7/04/29 (b)(o)		2,675	3,197,632
ING Groep NV
6.50%, 4/16/25 (o)	U.S.$	520	538,200
6.875%, 4/16/22 (b)(o)		250	263,317
Intesa Sanpaolo SpA
2.75%, 3/20/20 (b)	EUR	482	558,991
5.017%, 6/26/24 (b)	U.S.$	331	330,892
5.71%, 1/15/26 (b)		1,232	1,242,286
JPMorgan Chase & Co.
Series V
5.639% (LIBOR 3 Month + 3.32%), 10/01/19 (o)(p)		210	208,948
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(o)		235	245,221
6.657%, 5/21/37 (b)(o)		98	103,435
7.625%, 6/27/23 (b)(o)	GBP	1,760	2,435,778
Nationwide Building Society
4.302%, 3/08/29 (b)	U.S.$	1,500	1,568,208

	Principal Amount (000)		U.S. $ Value
Nordea Bank Abp
6.625%, 3/26/26 (b)(o)	U.S.$	3,065	$3,238,516
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,897,431
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,090	1,138,474
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (b)(o)		400	404,046
Swedbank AB
6.00%, 3/17/22 (b)(o)		1,000	1,003,335
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (b)(o)		200	208,250
7.00%, 2/19/25 (b)(o)		2,492	2,734,123

			30,848,919

Insurance - 1.9%
Aegon NV
5.50%, 4/11/48		757	778,381
Allstate Corp. (The)
6.50%, 5/15/57		1,657	1,884,088
American International Group, Inc.
6.82%, 11/15/37		1,425	1,798,520
Aon Corp.
8.205%, 1/01/27		690	851,319
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (b)	EUR	1,500	1,955,048
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		1,400	1,981,558
CNP Assurances
4.50%, 6/10/47 (b)		1,500	1,995,822
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	U.S.$	2,559	3,198,975
MetLife, Inc.
10.75%, 8/01/39		2,350	3,729,441
Prudential Financial, Inc.
5.20%, 3/15/44		340	351,231
5.625%, 6/15/43		1,082	1,143,354
SCOR SE
3.00%, 6/08/46 (b)	EUR	200	248,048
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	1,261	1,794,189

			21,709,974

REITS - 0.5%
EPR Properties
5.75%, 8/15/22		915	981,653
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		674	728,762
5.75%, 6/01/28		67	73,862
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		319	328,639
5.25%, 8/01/26		137	143,792
5.50%, 5/01/24		264	271,320

	Principal Amount (000)		U.S. $ Value
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24	U.S.$	710	$728,727
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,437,427
Spirit Realty LP
4.45%, 9/15/26		193	201,713

			4,895,895

			57,454,788

Industrial - 3.9%
Basic - 0.5%
Anglo American Capital PLC
3.625%, 9/11/24 (b)		200	204,386
4.75%, 4/10/27 (b)		637	671,753
ArcelorMittal
6.75%, 3/01/41		362	420,619
7.00%, 10/15/39		624	740,294
Fresnillo PLC
5.50%, 11/13/23 (b)		306	331,761
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,552
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		272	294,766
Glencore Funding LLC
4.625%, 4/29/24 (b)		341	360,938
Minsur SA
6.25%, 2/07/24 (b)		891	980,276
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,345,175

			5,351,520

Capital Goods - 0.2%
Arconic, Inc.
5.90%, 2/01/27		119	128,847
General Electric Co.
Series D
5.00%, 1/21/21 (o)		1,681	1,613,793
Textron Financial Corp.
4.253% (LIBOR 3 Month + 1.74%), 2/15/42 (b)(p)		575	440,139

			2,182,779

Communications - Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		1,195	1,296,792

Communications - Telecommunications - 0.4%
Qwest Corp.
6.875%, 9/15/33		1,335	1,328,015

	Principal Amount (000)		U.S. $ Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)	U.S.$	1,340	$1,391,173
5.152%, 3/20/28 (b)		1,340	1,392,287

			4,111,475

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
5.20%, 4/01/45		337	322,564
6.25%, 10/02/43		116	122,835
6.75%, 4/01/46		456	508,522
ZF North America Capital, Inc.
4.75%, 4/29/25 (b)		1,065	1,092,073

			2,045,994

Consumer Cyclical - Entertainment - 0.1%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (b)		1,409	1,514,404

Consumer Cyclical - Other - 0.7%
James Hardie International Finance DAC
4.75%, 1/15/25 (b)		285	290,324
5.00%, 1/15/28 (b)		273	270,842
Lennar Corp.
6.625%, 5/01/20		1,332	1,371,137
MDC Holdings, Inc.
5.50%, 1/15/24		150	160,557
6.00%, 1/15/43		2,908	2,719,736
Owens Corning
7.00%, 12/01/36		777	921,504
Standard Industries, Inc./NJ
4.75%, 1/15/28 (b)		76	75,405
6.00%, 10/15/25 (b)		934	991,207
Toll Brothers Finance Corp.
4.875%, 3/15/27		1,124	1,180,661

			7,981,373

Consumer Non-Cyclical - 0.4%
CVS Health Corp.
4.78%, 3/25/38		2,140	2,231,757
HCA, Inc.
4.25%, 10/15/19		1,405	1,409,786
4.50%, 2/15/27		65	69,302
5.00%, 3/15/24		330	359,461
5.25%, 6/15/26		165	182,487
MEDNAX, Inc.
5.25%, 12/01/23 (b)		541	534,557

			4,787,350

Energy - 0.5%
AI Candelaria Spain SLU
7.50%, 12/15/28 (b)		1,166	1,269,482
Antero Resources Corp.
5.125%, 12/01/22		484	464,663
Cenovus Energy, Inc.
6.75%, 11/15/39		67	79,411

	Principal Amount (000)		U.S. $ Value
Energy Transfer Operating LP
7.50%, 10/15/20	U.S.$	251	$266,221
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	577,439
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	450,127
7.80%, 8/01/31		1,066	1,424,567
Southern Star Central Corp.
5.125%, 7/15/22 (b)		796	803,216

			5,335,126

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (b)		1,580	1,690,600

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		636	746,508

Technology - 0.6%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		1,318	1,451,385
8.35%, 7/15/46 (b)		524	661,384
Micron Technology, Inc.
5.50%, 2/01/25		686	705,657
Nokia Oyj
6.625%, 5/15/39		527	579,206
Seagate HDD Cayman
4.75%, 1/01/25		1,948	1,964,864
4.875%, 6/01/27		1,082	1,080,089
Western Digital Corp.
4.75%, 2/15/26		1,023	1,004,619

			7,447,204

Transportation - Airlines - 0.0%
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (c)		61	60,496

			44,551,621

Total Corporates - Investment Grade (cost $92,370,454)			102,006,409

EMERGING MARKETS - SOVEREIGNS - 8.4%
Angola - 0.3%
Angolan Government International Bond
8.25%, 5/09/28 (b)		400	428,000
9.50%, 11/12/25 (b)		2,756	3,155,620
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		85	85,544

			3,669,164

	Principal Amount (000)		U.S. $ Value
Argentina - 0.6%
Argentine Republic Government International Bond
5.875%, 1/11/28	U.S.$	2,580	$1,951,931
6.875%, 1/26/27-1/11/48		4,381	3,366,546
7.82%, 12/31/33	EUR	1,236	1,173,337
Series NY
3.75%, 12/31/38	U.S.$	796	465,125

			6,956,939

Bahrain - 0.2%
Bahrain Government International Bond
6.75%, 9/20/29 (b)		528	557,040
7.00%, 10/12/28 (b)		1,253	1,349,716

			1,906,756

Brazil - 0.3%
Brazilian Government International Bond
4.625%, 1/13/28		3,530	3,706,500

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)		1,222	1,325,106

Dominican Republic - 0.9%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		1,553	1,669,475
7.45%, 4/30/44 (b)		1,283	1,486,676
8.625%, 4/20/27 (b)		5,719	6,805,610

			9,961,761

Ecuador - 0.2%
Ecuador Government International Bond
7.95%, 6/20/24 (b)		667	698,057
10.50%, 3/24/20 (b)		200	208,731
10.75%, 1/31/29 (b)		1,301	1,470,537

			2,377,325

Egypt - 0.6%
Egypt Government International Bond
6.125%, 1/31/22 (b)		3,559	3,679,117
6.20%, 3/01/24 (b)		2,743	2,849,291

			6,528,408

El Salvador - 0.1%
El Salvador Government International Bond
5.875%, 1/30/25 (b)		300	297,375
7.625%, 9/21/34 (b)		762	796,290
7.75%, 1/24/23 (b)		339	364,001

			1,457,666

	Principal Amount (000)		U.S. $ Value
Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (b)	U.S.$	2,052	$2,024,193
6.95%, 6/16/25 (b)		1,050	1,049,344

			3,073,537

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (b)		780	988,650

Honduras - 0.3%
Honduras Government International Bond
6.25%, 1/19/27 (b)		1,748	1,881,285
7.50%, 3/15/24 (b)		730	804,825
8.75%, 12/16/20 (b)		320	343,800

			3,029,910

Iraq - 0.1%
Iraq International Bond
5.80%, 1/15/28 (b)		264	259,875
6.752%, 3/09/23 (b)		402	413,055

			672,930

Ivory Coast - 0.4%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	168	199,151
5.75%, 12/31/32 (b)	U.S.$	1,702	1,652,832
6.375%, 3/03/28 (b)		2,678	2,647,873
6.625%, 3/22/48 (b)	EUR	331	367,088

			4,866,944

Jamaica - 0.1%
Jamaica Government International Bond
7.625%, 7/09/25	U.S.$	506	585,695
7.875%, 7/28/45		722	893,475

			1,479,170

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (b)		634	641,133

Kenya - 0.5%
Kenya Government International Bond
6.875%, 6/24/24 (b)		3,550	3,776,312
7.00%, 5/22/27 (b)		837	871,526
7.25%, 2/28/28 (b)		649	673,338

			5,321,176

Lebanon - 0.3%
Lebanon Government International Bond
6.65%, 4/22/24 (b)		427	351,341
6.85%, 3/23/27 (b)		436	345,802
Series G
6.20%, 2/26/25 (b)		987	787,441

	Principal Amount (000)		U.S. $ Value
6.60%, 11/27/26 (b)	U.S.$	1,654	$1,308,211
6.65%, 11/03/28 (b)		292	228,946

			3,021,741

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (b)		2,426	2,451,018
10.875%, 4/06/21 (a)(b)		200	222,500

			2,673,518

Nigeria - 0.4%
Nigeria Government International Bond
6.375%, 7/12/23 (b)		740	781,625
6.50%, 11/28/27 (b)		388	388,485
6.75%, 1/28/21 (b)		288	300,240
7.625%, 11/21/25 (b)		1,785	1,948,981
7.875%, 2/16/32 (b)		489	511,005

			3,930,336

Oman - 0.4%
Oman Government International Bond
4.125%, 1/17/23 (b)		4,265	4,131,719
4.75%, 6/15/26 (b)		550	508,750

			4,640,469

Senegal - 0.2%
Senegal Government International Bond
6.25%, 5/23/33 (b)		593	574,469
6.75%, 3/13/48 (b)		1,928	1,815,332
8.75%, 5/13/21 (b)		310	337,126

			2,726,927

Sri Lanka - 0.4%
Sri Lanka Government International Bond
6.125%, 6/03/25 (b)		350	340,812
6.20%, 5/11/27 (b)		685	649,894
6.85%, 3/14/24 (b)		2,085	2,130,734
7.85%, 3/14/29 (b)		1,518	1,569,919

			4,691,359

Turkey - 0.5%
Turkey Government International Bond
3.25%, 3/23/23		1,808	1,646,975
4.875%, 10/09/26-4/16/43		824	667,462
7.25%, 12/23/23		1,394	1,441,047
7.375%, 2/05/25		1,107	1,142,632
7.50%, 11/07/19		1,243	1,260,091

			6,158,207

	Principal Amount (000)		U.S. $ Value
Ukraine - 0.6%
Ukraine Government International Bond
7.75%, 9/01/21-9/01/24 (b)	U.S.$	6,169	$6,509,792

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27 (c)(e)(f)		7,978	1,595,600
9.25%, 5/07/28 (e)(f)(j)		300	60,000

			1,655,600

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (b)		1,475	984,563

Total Emerging Markets - Sovereigns (cost $94,791,318)			94,955,587

BANK LOANS - 4.1%
Industrial - 4.0%
Basic - 0.0%
Foresight Energy LLC
8.272% (LIBOR 3 Month + 5.75%), 3/28/22 (v)		485	393,945

Capital Goods - 0.5%
Apex Tool Group, LLC
6.152% (LIBOR 1 Month + 3.75%), 2/01/22 (v)		2,304	2,209,699
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.902% (LIBOR 1 Month + 3.50%), 8/01/25 (v)		878	875,954
9.152% (LIBOR 1 Month + 6.75%), 8/03/26 (v)		307	310,503
BWay Holding Company
4/03/24 (w)		1,007	971,601
Gardner Denver, Inc.
5.152% (LIBOR 1 Month + 2.75%), 7/30/24 (v)		709	709,896
Panther BF Aggregator 2 L P
5.902% (LIBOR 1 Month + 3.50%), 4/30/26 (v)		510	505,859
Transdigm Inc.
4.830% (LIBOR 3 Month + 2.50%), 6/09/23 (v)		355	347,815
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.902% (LIBOR 1 Month + 2.50%), 10/23/25 (g)(v)		110	107,341

			6,038,668

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.1%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
6.579% (LIBOR 3 Month + 4.00%), 5/01/26 (v)	U.S.$	582	$582,473

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		115	115,688
6.904% (LIBOR 1 Month + 4.50%), 1/02/24 (v)		69	68,885
West Corporation
6.522% (LIBOR 3 Month + 4.00%), 10/10/24 (v)		1,116	1,039,518

			1,224,091

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.910% (LIBOR 1 Month + 3.50%), 11/06/24 (v)		350	349,143

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.402% (LIBOR 1 Month + 3.00%), 4/01/24 (v)		966	962,313

Consumer Cyclical - Other - 0.2%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.152% (LIBOR 1 Month + 2.75%), 12/23/24 (v)		1,409	1,383,692
Scientific Games International, Inc.
5.150% (LIBOR 1 Month + 2.75%), 8/14/24 (v)		169	166,776
5.230% (LIBOR 1 Month + 2.75%), 8/14/24 (v)		704	692,620
Stars Group Holdings B.V.
5.830% (LIBOR 3 Month + 3.50%), 7/10/25 (v)		278	277,655

			2,520,743

Consumer Cyclical - Restaurants - 0.1%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.644% (LIBOR 1 Month + 3.25%), 2/05/25 (v)		857	845,371

Consumer Cyclical - Retailers - 0.2%
PetSmart, Inc.
3/11/22 (w)		416	404,767
Serta Simmons Bedding, LLC
10.394% (LIBOR 1 Month + 8.00%), 11/08/24 (v)		1,270	556,286

	Principal Amount (000)		U.S. $ Value
Specialty Building Products Holdings, LLC
8.152% (LIBOR 1 Month + 5.75%), 10/01/25 (g)(v)	U.S.$	1,185	$1,176,569

			2,137,622

Consumer Non-Cyclical - 1.3%
Acadia Healthcare Company, Inc.
4.902% (LIBOR 1 Month + 2.50%), 2/16/23 (v)		457	453,981
Air Medical Group Holdings, Inc.
5.644% (LIBOR 1 Month + 3.25%), 4/28/22 (v)		1,207	1,134,670
6.652% (LIBOR 1 Month + 4.25%), 3/14/25 (v)		921	864,320
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.152% (LIBOR 1 Month + 7.75%), 9/26/25 (v)		2,066	1,825,352
Arbor Pharmaceuticals, LLC
7.330% (LIBOR 3 Month + 5.00%), 7/05/23 (v)		1,150	1,068,313
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (v)		2,457	2,448,390
BI-LO, LLC
10.470% (LIBOR 3 Month + 8.00%), 5/31/24 (v)		1,189	1,135,560
10.560% (LIBOR 3 Month + 8.00%), 5/31/24 (v)		1,246	1,190,432
10.590% (LIBOR 3 Month + 8.00%), 5/31/24 (v)		1,237	1,181,596
Mallinckrodt International Finance S.A.
5.080% (LIBOR 3 Month + 2.75%), 9/24/24 (v)		946	848,903
Regionalcare Hospital Partners Holdings, Inc.
6.904% (LIBOR 1 Month + 4.50%), 11/16/25 (v)		1,039	1,031,914
U.S. Renal Care, Inc.
6/12/26 (w)		1,570	1,538,851

			14,722,282

Energy - 0.4%
California Resources Corporation
12.777% (LIBOR 1 Month + 10.38%), 12/31/21 (v)		2,088	2,114,939
Triton Solar US Acquisition Co.
8.330% (LIBOR 3 Month + 6.00%), 10/29/24 (g)(v)		2,345	2,183,440

			4,298,379

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
American Tire Distributors, Inc.
8.522% (LIBOR 3 Month + 6.00%), 9/01/23 (c)(v)	U.S.$	221	$219,134
9.981% (LIBOR 2 Month + 7.50%), 9/02/24 (c)(v)		721	673,515
Core & Main LP
5.520% (LIBOR 3 Month + 3.00%), 8/01/24 (v)		198	197,661

			1,090,310

Services - 0.4%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
6/26/26 (w)		26	25,914
Parexel International Corporation
9/27/24 (w)		245	234,572
Pi Lux Finco Sarl
9.652% (LIBOR 1 Month + 7.25%), 1/01/26 (g)(v)		3,100	3,038,000
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
6.152% (LIBOR 1 Month + 3.75%), 10/01/25 (v)		388	376,044
Team Health Holdings, Inc.
5.152% (LIBOR 1 Month + 2.75%), 2/06/24 (g)(v)		748	661,121
Verscend Holding Corp.
6.902% (LIBOR 1 Month + 4.50%), 8/27/25 (v)		769	768,501

			5,104,152

Technology - 0.5%
Avaya Inc.
6.651% (LIBOR 1 Month + 4.25%), 12/15/24 (v)		1,027	981,160
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.580% (LIBOR 3 Month + 4.25%), 10/02/25 (v)		1,554	1,468,630
Solera, LLC (Solera Finance, Inc.)
5.152% (LIBOR 1 Month + 2.75%), 3/03/23 (v)		2,549	2,529,452
Veritas US Inc.
6.830% (LIBOR 3 Month + 4.50%), 1/27/23 (v)		99	89,499
6.900% (LIBOR 3 Month + 4.50%), 1/27/23 (v)		497	450,902

			5,519,643

			45,789,135

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.1%
Finance - 0.1%
Ellie Mae, Inc.
6.525% (LIBOR 3 Month + 4.00%), 4/17/26 (v)	U.S.$	844	$840,949
Jefferies Finance LLC
6.250% (LIBOR 1 Month + 3.75%), 6/03/26 (v)		304	303,088

			1,144,037

Total Bank Loans (cost $48,506,605)			46,933,172

EMERGING MARKETS - CORPORATE BONDS - 4.1%
Industrial - 3.0%
Basic - 0.8%
ABJA Investment Co. Pte Ltd.
4.85%, 1/31/20 (b)		1,070	1,077,022
Consolidated Energy Finance SA
6.875%, 6/15/25 (b)		949	972,761
CSN Resources SA
6.50%, 7/21/20 (b)		903	919,839
7.625%, 2/13/23 (b)		600	634,798
First Quantum Minerals Ltd.
6.875%, 3/01/26 (b)		582	539,312
7.00%, 2/15/21 (b)		53	53,754
7.25%, 5/15/22 (a)(b)		1,144	1,136,145
7.25%, 4/01/23 (b)		1,300	1,260,657
7.50%, 4/01/25 (b)		261	246,645
Vedanta Resources Finance II PLC
8.00%, 4/23/23 (b)		1,023	1,038,529
9.25%, 4/23/26 (b)		430	435,635
Vedanta Resources Ltd.
6.375%, 7/30/22 (b)		793	783,831

			9,098,928

Capital Goods - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (b)		201	175,875
Indika Energy Capital III Pte Ltd.
5.875%, 11/09/24 (b)		558	546,142
Odebrecht Finance Ltd.
4.375%, 4/25/25 (b)(e)(f)		349	22,523
5.25%, 6/27/29 (b)(e)(f)		1,070	70,888
7.125%, 6/26/42 (b)(e)(f)		2,665	176,556

			991,984

Communications - Telecommunications - 0.3%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (b)		535	552,555

	Principal Amount (000)		U.S. $ Value
Digicel Group One Ltd.
8.25%, 12/30/22 (b)	U.S.$	262	$144,013
Digicel Group Two Ltd.
8.25%, 9/30/22 (b)		285	73,844
9.125% (7.125% Cash and 2.00% PIK), 4/01/24 (b)(h)		450	101,231
Digicel Ltd.
6.00%, 4/15/21 (b)		1,356	1,013,610
Millicom International Cellular SA
5.125%, 1/15/28 (b)		479	485,246
6.625%, 10/15/26 (b)		615	671,205
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)(b)		380	410,875

			3,452,579

Consumer Cyclical - Other - 0.3%
MGM China Holdings Ltd.
5.375%, 5/15/24 (b)		398	408,158
5.875%, 5/15/26 (b)		414	425,849
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (b)		491	492,074
Studio City Co., Ltd.
5.875%, 11/30/19 (b)		737	740,685
Wynn Macau Ltd.
4.875%, 10/01/24 (b)		286	281,807
5.50%, 10/01/27 (b)		747	722,525

			3,071,098

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (g)(h)(j)		991	6,956
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (g)(h)(j)		338	6,930
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (b)		560	528,780

			542,666

Consumer Non-Cyclical - 0.9%
Central American Bottling Corp.
5.75%, 1/31/27 (b)		928	958,160
Cosan Ltd.
5.95%, 9/20/24 (b)		430	449,153
MARB BondCo PLC
6.875%, 1/19/25 (b)		1,430	1,487,340
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		1,220	1,268,800
Minerva Luxembourg SA
5.875%, 1/19/28 (b)		200	199,485
6.50%, 9/20/26 (b)		1,098	1,139,854
NBM US Holdings, Inc.
7.00%, 5/14/26 (b)		1,250	1,314,948

	Principal Amount (000)		U.S. $ Value
Rede D’or Finance SARL
4.95%, 1/17/28 (b)	U.S.$	576	$570,504
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (b)		1,426	1,431,347
USJ Acucar e Alcool SA
10.50%, 11/09/23 (b)(h)		639	511,871
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(g)(i)(j)		4,090	201,343
10.875%, 1/13/20 (e)(f)(j)		480	133,320
11.75%, 2/09/22 (e)(f)(j)		1,620	40,500

			9,706,625

Energy - 0.5%
Azure Power Energy Ltd.
5.50%, 11/03/22 (b)		788	794,257
Cosan Luxembourg SA
7.00%, 1/20/27 (b)		201	219,640
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (b)		860	855,356
Mongolian Mining Corp./Energy Resources LLC
9.25%, 4/15/24 (b)		670	665,813
Petrobras Global Finance BV
6.25%, 3/17/24		2,143	2,344,013
ReNew Power Synthetic
6.67%, 3/12/24 (b)		666	679,776
YPF SA
16.50%, 5/09/22 (b)	ARS	17,395	248,895

			5,807,750

Other Industrial - 0.1%
KOC Holding AS
6.50%, 3/11/25 (b)	U.S.$	1,006	1,000,970

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		225	227,397

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		468	504,270

			34,404,267

Financial Institutions - 0.8%
Banking - 0.5%
Ecobank Transnational, Inc.
9.50%, 4/18/24 (b)		1,550	1,702,094
Fidelity Bank PLC
10.50%, 10/16/22 (b)		1,100	1,193,629
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (b)		1,146	1,055,867

	Principal Amount (000)		U.S. $ Value
Yapi ve Kredi Bankasi AS
5.125%, 10/22/19 (b)	U.S.$	620	$621,937
8.25%, 10/15/24 (b)		648	656,631

			5,230,158

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		575	561,470

Insurance - 0.0%
Ambac LSNI LLC
7.319% (LIBOR 3 Month + 5.00%), 2/12/23 (b)(g)(p)		63	63,921

REITS - 0.2%
China Evergrande Group
8.25%, 3/23/22 (b)		500	483,125
New Metro Global Ltd.
7.125%, 5/23/21 (b)		900	918,000
Scenery Journey Ltd.
11.00%, 11/06/20 (b)		500	520,000
Yuzhou Properties Co., Ltd.
7.90%, 5/11/21 (b)		668	690,963

			2,612,088

			8,467,637

Utility - 0.3%
Electric - 0.3%
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (b)		958	1,097,808
Genneia SA
8.75%, 1/20/22 (b)		753	687,348
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (b)		769	806,248
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 4/24/33 (b)		411	414,450
Terraform Global Operating LLC
6.125%, 3/01/26 (j)		292	292,957

			3,298,811

Total Emerging Markets - Corporate Bonds (cost $53,001,534)			46,170,715

EMERGING MARKETS - TREASURIES - 2.5%
Argentina - 0.1%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	6,600	109,012
18.20%, 10/03/21		34,142	549,679

			658,691

	Principal Amount (000)		U.S. $ Value
Brazil - 2.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	100,732	$27,682,616

Total Emerging Markets - Treasuries (cost $28,891,947)			28,341,307

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Non-Agency Fixed Rate CMBS - 1.8%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (b)(g)	U.S.$	974	1,020,521
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.912%, 4/10/28 (b)(g)		270	272,289
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.539%, 4/10/46 (u)		1,421	62,565
Series 2013-GC17, Class D
5.262%, 11/10/23 (b)(g)		902	926,438
Series 2014-GC23, Class D
4.647%, 7/10/47 (b)(g)		856	826,968
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.039%, 5/15/45 (u)		1,746	78,175
Series 2012-CR3, Class XA
2.024%, 10/15/45 (u)		7,692	388,407
Series 2012-CR5, Class XA
1.686%, 12/10/45 (u)		1,842	81,989
Series 2013-LC6, Class D
4.404%, 1/10/46 (b)(g)		3,916	4,003,329
Series 2014-CR15, Class XA
1.095%, 2/10/47 (u)		1,713	59,609
Series 2014-CR20, Class XA
1.255%, 11/10/47 (u)		10,353	456,405
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.657%, 2/10/46 (u)		844	38,595
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.84%, 1/10/45 (b)(g)		1,765	1,809,146
Series 2012-GCJ9, Class D
4.902%, 11/10/45 (b)(g)		700	713,591
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.816%, 11/15/48 (g)		825	869,851
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.769%, 11/15/45 (b)(u)		6,093	260,671
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.784%, 12/10/45 (b)(u)		816	36,070

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.397%, 6/15/44 (b)(g)	U.S.$	1,022	$1,031,790
Series 2012-C10, Class XA
1.703%, 12/15/45 (b)(u)		3,149	140,835
Series 2012-C6, Class D
5.768%, 4/15/45 (b)(g)		2,450	2,565,409
Series 2012-C7, Class XA
1.518%, 6/15/45 (b)(u)		1,341	41,289
Series 2012-C8, Class E
5.053%, 8/15/45 (b)(g)		3,766	3,774,393
Series 2014-C25, Class D
3.803%, 11/15/47 (b)(g)		1,807	1,656,501

			21,114,836

Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
6.912% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(g)(p)		956	963,166
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.409% (LIBOR 1 Month + 3.02%), 11/19/35 (b)(g)(p)		838	844,519
Morgan Stanley Capital I Trust
Series 2019-BPR, Class E
7.144% (LIBOR 1 Month + 4.75%), 5/15/36 (b)(g)(p)		301	301,347

			2,109,032

Total Commercial Mortgage-Backed Securities (cost $22,102,998)			23,223,868

	Shares
COMMON STOCKS - 1.7%
Energy - 0.8%
Energy Equipment & Services - 0.4%
Tervita Corp. (e)		1,005,046	5,218,825

Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Corp.		172,644	1,830,026
CHC Group LLC (e)(n)		51,655	5,166
Golden Energy Offshore Services AS (c)(e)		916,212	644,429
K201640219 (South Africa) Ltd. A Shares (c)(d)(e)(g)		12,695,187	13
K201640219 (South Africa) Ltd. B Shares (c)(d)(e)(g)		2,009,762	2
Paragon Offshore Ltd. - Class A (c)(e)(g)		11,814	4,135
Paragon Offshore Ltd. - Class B (c)(e)(g)		17,721	487,327
Peabody Energy Corp.		12,408	299,033
Roan Resources, Inc. (e)		674	1,173

Company	Shares	U.S. $ Value
Vantage Drilling International (c)(e)(g)	6,103	$1,525,750

		4,797,054

		10,015,879

Financials - 0.3%
Consumer Finance - 0.1%
Paysafe Group Ltd. (c)(d)(e)(g)	3,960	846,213

Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (e)(g)(n)	2,953	2,860,640

		3,706,853

Consumer Discretionary - 0.2%
Auto Components - 0.1%
ATD New Holdings, Inc. (c)(e)(g)	20,185	615,643
Exide Technologies (d)(e)(g)(n)	74,438	0

		615,643

Automobiles - 0.1%
Liberty Tire Recycling LLC (c)(d)(e)(g)(o)	7,822	1,026,117

Diversified Consumer Services - 0.0%
Laureate Education, Inc. - Class A (e)	15,746	247,370

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (e)	25,004	295,547

		2,184,677

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (c)(d)(e)(g)	38,084	1,332,940

Materials - 0.1%
Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (c)(d)(e)(g)	838,296	31,855
Constellium NV - Class A (e)	81,732	820,590
Neenah Enterprises, Inc. (c)(d)(e)(g)	58,200	57,618

		910,063

Information Technology - 0.1%
Software - 0.1%
Avaya Holdings Corp. (e)	72,599	864,654

Communication Services - 0.1%
Media - 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	47,504	224,219
iHeartMedia, Inc. - Class A (c)(e)	25,267	380,268

		604,487

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(d)(e)(g)	3	0

Company	Shares		U.S. $ Value
Construction & Engineering - 0.0%
Willscot Corp. (e)		18,809	$282,887

			282,887

Total Common Stocks (cost $27,077,356)			19,902,440

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.3%
Other ABS - Fixed Rate - 0.8%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (c)(d)(g)	U.S.$	939	840,421
Clubc PT
Series 2019-24, Class PT
9.248%, 8/15/44 (b)		609	592,474
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT
8.317%, 6/15/43 (b)(g)		852	862,922
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT
10.718%, 6/15/43 (b)(g)		522	529,633
Series 2018-4, Class PT
8.28%, 5/15/43 (g)(j)		742	753,916
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.309%, 3/16/43 (g)(j)		175	178,447
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (b)(g)		1,350	1,390,399
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (d)(g)(j)		1,784	475,778
Series 2017-3, Class R
Zero Coupon, 5/25/26 (d)(g)(j)		10	463,000
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (d)(g)(j)		12	570,225
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (d)(g)(j)		16	1,020,635
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(g)		785	825,645

			8,503,495

Home Equity Loans - Fixed Rate - 0.3%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (g)		679	383,860

	Principal Amount (000)		U.S. $ Value
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (g)	U.S.$	895	$897,116
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (g)		1,080	941,607
Series 2006-10, Class AF3
5.985%, 6/25/36 (g)		1,094	498,075
Series 2006-6, Class AF4
6.121%, 3/25/36 (g)		1,541	754,611
Series 2006-6, Class AF5
6.241%, 3/25/36 (g)		571	279,544

			3,754,813

Autos - Fixed Rate - 0.2%
CPS Auto Trust
Series 2018-C, Class D
4.40%, 6/17/24 (b)		1,050	1,086,633
Exeter Automobile Receivables Trust
Series 2019-2A, Class E
4.68%, 5/15/26 (b)		1,050	1,072,734

			2,159,367

Home Equity Loans - Floating Rate - 0.0%
Lehman XS Trust
Series 2007-6, Class 3A5
4.705%, 5/25/37 (g)		128	126,441

Total Asset-Backed Securities (cost $17,293,543)			14,544,116

	Shares
INVESTMENT COMPANIES - 0.5%
Funds and Investment Trusts - 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF (x) (cost $5,351,457)		49,000	5,551,210

	Principal Amount (000)
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	750	1,217,010
7.95%, 3/01/36		1,915	1,987,081
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,258,225

Total Local Governments - US Municipal Bonds (cost $4,596,259)			5,462,316

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Bahrain - 0.2%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (b)	U.S.$	469	$509,343
8.375%, 11/07/28 (b)		1,346	1,495,322

			2,004,665

Indonesia - 0.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23 (b)		224	245,560

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
5.375%, 4/24/30 (b)		660	731,336

Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29		318	307,665

Turkey - 0.0%
TC Ziraat Bankasi AS
4.25%, 7/03/19 (b)		314	314,392

Total Quasi-Sovereigns (cost $3,409,963)			3,603,618

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (b) (cost $3,316,613)		3,310	3,512,738

	Shares
PREFERRED STOCKS - 0.3%
Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		11,025	269,561

Financial Institutions - 0.3%
Banking - 0.2%
GMAC Capital Trust I
Series 2
8.303%		16,325	426,572
Paysafe Holdings UK Ltd.
0.00% (c)(d)(e)(g)		1,134,442	1,134,442

			1,561,014

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		45,050	1,255,994

	Shares		U.S. $ Value
REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		15,950	$403,130

			3,220,138

Total Preferred Stocks (cost $3,370,127)			3,489,699

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.3%
Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (b)	COP	1,437,090	434,906
Fideicomiso PA Costera
6.25%, 1/15/34 (b)		1,230,800	395,799
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (j)		6,642,880	2,191,210

Total Inflation-Linked Securities (cost $2,824,197)			3,021,915

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
7.875%, 6/15/27 (b)	U.S.$	843	621,976
48.77% (BADLAR + 3.83%), 5/31/22 (p)	ARS	26,500	510,516
Provincia de Cordoba
7.45%, 9/01/24 (b)	U.S.$	313	244,140

Total Local Governments - Regional Bonds (cost $2,643,272)			1,376,632

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden CLO Ltd.
Series 2018-57A, Class E
7.718% (LIBOR 3 Month + 5.20%), 5/15/31 (b)(g)(p)		275	251,021
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.901% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(g)(p)		417	407,162
OZLM Ltd.
Series 2018-22A, Class D
7.888% (LIBOR 3 Month + 5.30%), 1/17/31 (b)(g)(p)		349	321,555

Total Collateralized Loan Obligations (cost $1,037,421)			979,738

WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (c)(d)(g) (cost $1,155,823)		1,156	276,457

	Shares		U.S. $ Value
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (e)		53,489	$53,489
Encore Automotive Acceptance, expiring 7/05/31 (c)(d)(e)(g)		8	0
Flexpath Capital, Inc., expiring 4/15/31 (c)(d)(e)(g)		10,974	0
iHeartMedia, Inc., expiring 5/01/39 (c)(e)		278	3,822
Midstates Petroleum Co., Inc., expiring 4/21/20 (c)(e)		39,269	5,890
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (e)		19,772	24
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (e)		46,951	1,409
Willscot Corp., expiring 11/29/22 (c)(d)(e)(g)		29,123	124,938

Total Warrants (cost $645,006)			189,572

RIGHTS - 0.0%
Vistra Energy Corp., expiring 12/31/49 (e)(g)(o) (cost $0)		10,721	8,223

SHORT-TERM INVESTMENTS - 10.7%
Investment Companies - 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (x)(y)(z) (cost $81,628,391)		81,628,391	81,628,391

	Principal Amount (000)
U.S. Treasury Bills - 2.6%
U.S. Treasury Bill
Zero Coupon, 10/31/19 (cost $29,758,389)	U.S.$	30,000	29,794,125

Governments - Treasuries - 0.6%
Egypt - 0.5%
Egypt Treasury Bills
Zero Coupon, 7/09/19	EGP	48,150	2,879,627
Series 273D
Zero Coupon, 7/02/19		45,200	2,719,418

			5,599,045

Nigeria - 0.1%
Nigeria Treasury Bills
Zero Coupon, 4/09/20	NGN	376,455	950,004

Total Governments - Treasuries (cost $6,327,414)			6,549,049

Time Deposits - 0.3%
ANZ, London
1.76%, 7/01/19	U.S.$	1,650	1,649,856
BBH Grand Cayman

	Principal Amount (000)			U.S. $ Value
0.36%, 7/01/19	GBP	38		$47,648
0.65%, 7/01/19	NZD	57		38,024
2.10%, 7/02/19	HKD	0	**	12
BNP Paribas, Paris
(0.58)%, 7/01/19	EUR	1,234		1,403,371

Total Time Deposits (cost $3,119,496)				3,138,911

Total Short-Term Investments (cost $120,833,690)				121,110,476

Total Investments - 100.7% (cost $1,150,929,310) (aa)				1,144,029,761
Other assets less liabilities - (0.7)%				(8,250,386)

Net Assets - 100.0%				$1,135,779,375

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	141	September 2019	$19,475,625	$623,485
U.S. Long Bond (CBT) Futures	35	September 2019	5,445,781	167,617
U.S. T-Note 10 Yr (CBT) Futures	601	September 2019	76,909,219	1,509,172
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	457	September 2019	53,997,406	(667,508)

				$1,632,766

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	INR	93,976	USD	1,338	7/16/19	$(22,240)
Australia and New Zealand Banking Group Ltd.	GBP	404	USD	516	8/28/19	1,611
Bank of America, NA	USD	2,894	EUR	2,572	7/10/19	32,388
Bank of America, NA	USD	1,798	CAD	2,420	7/24/19	50,832
Bank of America, NA	USD	10,659	RUB	693,404	8/06/19	256,133
Barclays Bank PLC	KRW	3,645,388	USD	3,152	8/26/19	3,152,168
Barclays Bank PLC	USD	3,152	KRW	3,645,388	8/26/19	(3,152,168)
Barclays Bank PLC	TWD	43,805	USD	1,419	9/11/19	(570)
Barclays Bank PLC	USD	1,419	TWD	43,805	9/11/19	570
BNP Paribas SA	EUR	5,055	CZK	129,749	7/11/19	50,763
BNP Paribas SA	CAD	22,865	USD	16,989	7/24/19	(480,125)
BNP Paribas SA	USD	11,099	CAD	14,735	7/24/19	159,170
BNP Paribas SA	RUB	88,915	USD	1,401	8/06/19	1,866
BNP Paribas SA	USD	1,401	RUB	88,915	8/06/19	(1,866)
BNP Paribas SA	USD	11,120	SGD	15,104	8/22/19	53,629
BNP Paribas SA	USD	1,216	KRW	1,419,435	8/26/19	12,017
BNP Paribas SA	USD	5,719	AUD	8,168	9/05/19	27,239
BNP Paribas SA	CHF	11,345	USD	11,677	9/12/19	(22,173)
BNP Paribas SA	ZAR	83,161	USD	5,755	9/18/19	(90,336)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	482	USD	543	7/10/19	$(5,669)
Brown Brothers Harriman & Co.	USD	926	EUR	827	7/10/19	14,568
Brown Brothers Harriman & Co.	USD	330	EUR	290	7/10/19	(45)
Brown Brothers Harriman & Co.	PLN	14,055	USD	3,765	7/11/19	(607)
Brown Brothers Harriman & Co.	USD	3,765	PLN	14,055	7/11/19	607
Brown Brothers Harriman & Co.	ILS	17,023	USD	4,771	7/16/19	(2,815)
Brown Brothers Harriman & Co.	USD	4,771	ILS	17,023	7/16/19	2,815
Brown Brothers Harriman & Co.	SGD	3,177	USD	2,350	8/22/19	(843)
Brown Brothers Harriman & Co.	USD	2,350	SGD	3,177	8/22/19	843
Brown Brothers Harriman & Co.	AUD	5,366	USD	3,772	9/05/19	(3,560)
Brown Brothers Harriman & Co.	USD	3,772	AUD	5,366	9/05/19	3,560
Brown Brothers Harriman & Co.	USD	18	CHF	17	9/12/19	279
Brown Brothers Harriman & Co.	USD	5,767	ZAR	83,273	9/18/19	86,019
Brown Brothers Harriman & Co.	ZAR	72	USD	5	9/18/19	(79)
Brown Brothers Harriman & Co.	NOK	5,908	USD	695	9/20/19	1,338
Citibank, NA	EUR	44,942	USD	51,020	7/10/19	(118,720)
Citibank, NA	PLN	9,014	USD	2,374	7/11/19	(40,860)
Citibank, NA	USD	8,807	INR	619,471	7/16/19	160,396
Citibank, NA	USD	5,713	RUB	362,288	8/06/19	(9,718)
Citibank, NA	IDR	16,576,291	USD	1,144	8/22/19	(21,490)
Citibank, NA	USD	2,383	IDR	35,099,495	8/22/19	85,323
Citibank, NA	USD	5,332	KRW	6,192,427	8/26/19	27,022
Citibank, NA	AUD	6,225	USD	4,322	9/05/19	(57,584)
Credit Suisse International	EUR	7,743	USD	8,706	7/10/19	(104,377)
Credit Suisse International	USD	9,842	EUR	8,707	7/10/19	65,213
Credit Suisse International	USD	8,337	EUR	7,324	7/10/19	(3,914)
Credit Suisse International	PLN	16,025	USD	4,177	7/11/19	(115,693)
Credit Suisse International	USD	5,665	PLN	21,293	7/11/19	39,434
Credit Suisse International	NZD	3,181	AUD	3,036	7/29/19	(4,835)
Credit Suisse International	MXN	269,823	USD	13,518	8/29/19	(399,614)
Deutsche Bank AG	AUD	3,036	NZD	3,180	7/29/19	4,736
Deutsche Bank AG	IDR	15,357,547	USD	1,051	8/22/19	(29,125)
Goldman Sachs Bank USA	INR	1,171,268	USD	16,714	7/16/19	(240,923)
Goldman Sachs Bank USA	USD	13,848	BRL	53,111	8/02/19	(57,080)
Goldman Sachs Bank USA	IDR	8,681,557	USD	585	8/22/19	(25,277)
HSBC Bank USA	USD	3,921	TWD	121,391	9/11/19	12,243
JPMorgan Chase Bank, NA	EUR	31,258	USD	35,275	7/10/19	(292,100)
JPMorgan Chase Bank, NA	USD	1,238	EUR	1,096	7/10/19	8,128
JPMorgan Chase Bank, NA	CZK	129,648	EUR	5,019	7/11/19	(87,813)
JPMorgan Chase Bank, NA	HUF	1,604,752	USD	5,568	7/11/19	(83,325)
JPMorgan Chase Bank, NA	USD	5,671	HUF	1,601,973	7/11/19	(29,014)
JPMorgan Chase Bank, NA	IDR	14,370,085	USD	980	8/22/19	(30,807)
JPMorgan Chase Bank, NA	SGD	7,568	USD	5,593	8/22/19	(5,806)
JPMorgan Chase Bank, NA	USD	10,879	KRW	12,572,504	8/26/19	759
JPMorgan Chase Bank, NA	GBP	2,654	USD	3,389	8/28/19	8,886
JPMorgan Chase Bank, NA	USD	6,077	MXN	117,808	8/29/19	(485)
Morgan Stanley Capital Services LLC	EUR	9,926	USD	11,139	7/10/19	(156,007)
Morgan Stanley Capital Services LLC	EUR	454	USD	517	7/10/19	497
Morgan Stanley Capital Services LLC	USD	740	EUR	658	7/10/19	8,796
Morgan Stanley Capital Services LLC	PLN	16,025	USD	4,174	7/11/19	(119,608)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	11,330	PLN	42,713	7/11/19	$112,979
Morgan Stanley Capital Services LLC	COP	32,899,505	USD	9,913	7/12/19	(318,889)
Morgan Stanley Capital Services LLC	RUB	560,224	USD	8,469	8/06/19	(349,852)
Royal Bank of Scotland PLC	BRL	136,963	USD	35,740	7/02/19	72,132
Royal Bank of Scotland PLC	USD	35,817	BRL	136,963	7/02/19	(148,771)
Royal Bank of Scotland PLC	USD	2,815	EUR	2,487	7/10/19	15,192
Royal Bank of Scotland PLC	USD	10,732	PLN	40,988	7/11/19	249,211
Royal Bank of Scotland PLC	ILS	40,106	USD	11,306	7/16/19	58,705
Royal Bank of Scotland PLC	ILS	8,620	USD	2,387	7/16/19	(30,780)
Royal Bank of Scotland PLC	INR	93,470	USD	1,339	7/16/19	(14,113)
Royal Bank of Scotland PLC	USD	2,387	ILS	8,620	7/16/19	30,780
Royal Bank of Scotland PLC	USD	1,339	INR	93,470	7/16/19	14,113
Royal Bank of Scotland PLC	BRL	4,461	USD	1,107	7/22/19	(52,600)
Royal Bank of Scotland PLC	BRL	141,553	USD	36,908	8/02/19	152,655
Royal Bank of Scotland PLC	USD	1,196	BRL	4,591	8/02/19	(4,061)
Royal Bank of Scotland PLC	RUB	147,780	USD	2,322	8/06/19	(4,456)
Royal Bank of Scotland PLC	USD	2,322	RUB	147,780	8/06/19	4,456
Royal Bank of Scotland PLC	SGD	2,619	USD	1,933	8/22/19	(4,958)
Royal Bank of Scotland PLC	USD	1,933	SGD	2,619	8/22/19	4,958
Royal Bank of Scotland PLC	USD	5,324	MXN	107,077	8/29/19	198,540
Royal Bank of Scotland PLC	AUD	4,127	USD	2,920	9/05/19	16,074
Royal Bank of Scotland PLC	USD	4,353	AUD	6,225	9/05/19	25,817
Royal Bank of Scotland PLC	USD	2,920	AUD	4,127	9/05/19	(16,074)
Royal Bank of Scotland PLC	NZD	4,864	USD	3,202	9/09/19	(70,110)
Royal Bank of Scotland PLC	USD	3,202	NZD	4,864	9/09/19	70,110
Royal Bank of Scotland PLC	TWD	59,648	USD	1,937	9/11/19	4,053
Royal Bank of Scotland PLC	USD	1,937	TWD	59,648	9/11/19	(4,053)
Societe Generale	USD	11,428	CHF	11,246	9/12/19	169,863
Standard Chartered Bank	BRL	157,849	USD	39,064	7/02/19	(2,043,251)
Standard Chartered Bank	BRL	20,887	USD	5,450	7/02/19	11,000
Standard Chartered Bank	USD	46,644	BRL	178,736	7/02/19	(97,548)
Standard Chartered Bank	INR	295,542	USD	4,181	7/16/19	(97,611)
Standard Chartered Bank	USD	13,436	INR	949,519	7/16/19	308,741
Standard Chartered Bank	IDR	420,998,030	USD	28,939	8/22/19	(670,858)
Standard Chartered Bank	SGD	30,600	USD	22,451	8/22/19	(185,061)
Standard Chartered Bank	USD	4,862	IDR	71,159,951	8/22/19	143,305
Standard Chartered Bank	TWD	1,057,998	USD	33,721	9/11/19	(558,120)
Standard Chartered Bank	USD	23,007	TWD	714,933	9/11/19	156,030
UBS AG	USD	5,975	EUR	5,293	7/10/19	47,643
UBS AG	USD	7,265	TWD	224,546	9/11/19	9,905

						$(4,282,327)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
NZD vs. AUD/ Deutsche Bank AG	NZD	1.010	07/2019	15,523,700	NZD	15,524	$51,070	$(2,200)
Put
AUD vs. USD/ Barclays Bank PLC	USD	0.690	06/2019	28,100,000	AUD	28,100	152,012	(3,452)
BRL vs. USD/ Natwest Markets PLC (ab)	BRL	4.260	07/2019	30,246,000	BRL	30,246	52,043	(2,387)
BRL vs. USD/ HSBC Bank USA (ab)	BRL	4.000	08/2019	28,260,000	BRL	28,260	71,180	(50,618)
KRW vs. USD/ JPMorgan Chase Bank, NA (ab)	KRW	1,200.000	09/2019	5,640,000,000	KRW	5,640,000	16,097	(17,770)
MXN vs. USD/ Morgan Stanley Capital Services LLC (ab)	MXN	20.504	07/2019	38,957,600	MXN	38,958	9,775	(743)
NZD vs. CAD/ JPMorgan Chase Bank, NA	NZD	0.860	07/2019	16,205,000	NZD	16,205	73,449	(12,781)
RUB vs. USD/ Natwest Markets PLC (ab)	RUB	68.325	12/2019	386,036,250	RUB	386,036	69,552	(71,199)
TRY vs. USD/ Morgan Stanley Capital Services LLC (ab)	TRY	5.900	07/2019	22,266,600	TRY	22,267	12,341	(13,213)
TRY vs. USD/ Natwest Markets PLC (ab)	TRY	8.200	11/2019	38,540,000	TRY	38,540	124,127	(31,688)

							$631,646	$(206,051)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Argentine Republic Government Bond, 7.500%, 4/22/26, 6/20/24*	(5.00)%	Quarterly	9.72%	USD	3,065	$498,972	$249,676	$249,296
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.41	USD	13,011	(960,201)	(664,048)	(296,153)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.64	USD	39,382	(3,032,738)	(2,113,339)	(919,399)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	2.72	USD	17,169	(1,433,338)	(915,793)	(517,545)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	1.85	EUR	12,906	(1,352,778)	(1,275,161)	(77,617)
Sale Contracts
Argentine Republic Government Bond, 7.500%, 4/22/26, 6/20/24*	5.00	Quarterly	9.72	USD	3,065	(498,973)	(845,865)	346,892
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/24*	1.00	Quarterly	1.50	USD	3,333	(76,124)	(103,737)	27,613
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.41	USD	5	354	266	88
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.41	USD	13,011	960,201	720,185	240,016
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	2.64	USD	39,382	3,032,738	2,141,755	890,983
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	2.72	USD	17,169	1,433,338	738,651	694,687
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.25	USD	133,472	10,282,330	10,233,668	48,662

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00%	Quarterly	1.85%	EUR	12,905	$1,352,676	$1,313,891	$38,785
iTraxx-XOVER Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.53	EUR	41,574	5,353,710	4,780,655	573,055
Citigroup Global Markets, Inc./(INTRCONX)
Republic of Turkey, 11.875%, 1/15/30, 6/20/24*	1.00	Quarterly	3.95	USD	10,099	(1,277,650)	(1,044,394)	(233,256)
South Africa Government International Bond, 5.500%, 3/09/20, 6/20/24*	1.00	Quarterly	1.67	USD	2,640	(81,618)	(105,489)	23,871

						$14,200,899	$13,110,921	$1,089,978

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	454	$(45,392)	$(51,575)	$6,183
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	5,000	(1,032,333)	(786,547)	(245,786)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.09	EUR	310	41,728	20,941	20,787
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	258	(25,796)	(28,957)	3,161
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	364	(36,424)	(43,142)	6,718
Goldman Sachs Bank USA
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.97	USD	700	48,198	(27,963)	76,161

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00%	Quarterly	2.04%	USD	550	$66,710	$31,683	$35,027
Avis Budget Group, Inc., 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.04	USD	610	73,987	54,993	18,994
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	5,000	(1,010,806)	(869,335)	(141,471)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	5,000	(1,032,333)	(830,108)	(202,225)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	2,929	(604,800)	(436,225)	(168,575)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	2,071	(427,533)	(308,368)	(119,165)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	10,000	(2,064,667)	(1,500,380)	(564,287)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	13,500	(2,787,300)	(2,022,792)	(764,508)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	371	(37,125)	(31,672)	(5,453)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,041	(104,083)	(113,564)	9,481
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	530	(52,991)	(57,434)	4,443
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	133	(13,298)	(14,517)	1,219
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	719	(71,948)	(78,482)	6,534
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	360	(36,024)	(35,952)	(72)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	360	(36,024)	(33,224)	(2,800)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	180	$(18,012)	$(16,310)	$(1,702)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	2,158	(215,944)	(188,544)	(27,400)
JPMorgan Chase Bank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	6,400	(639,360)	(779,332)	139,972
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	12,000	(1,198,800)	(1,393,721)	194,921
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	10,000	(999,000)	(111,932)	(887,068)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,188	(118,780)	(126,177)	7,397
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,272	(127,179)	(140,687)	13,508
Weatherford International Ltd., 4.500% 4/15/22, 6/20/22*	1.00	Quarterly	127.56	USD	190	(91,614)	(38,830)	(52,784)

						$(12,596,943)	$(9,958,153)	$(2,638,790)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	EURIBOR	Quarterly	EUR	9,048	9/20/19	$143,450
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	28,158	9/20/19	295,741
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	15,867	9/20/19	157,194

						$596,385

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at June 30, 2019
Barclays Capital, Inc.†	1.00%	–	$594,302
Barclays Capital, Inc.†	1.75%	–	222,648
Barclays Capital, Inc.†	1.75%	–	1,182,431
Barclays Capital, Inc.†	2.00%	–	122,979
Credit Suisse Securities (USA) LLC†	1.65%	–	216,609
JPMorgan Chase Bank, NA†	0.00%	–	1,291,325
RBC Capital Markets†	(1.10)%*	–	922,691
RBC Capital Markets†	2.15%	–	1,352,881

			$5,905,866

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2019.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$4,284,178	$	– 0	–	$	– 0	–	$	– 0	–	$4,284,178
Emerging Markets - Sovereigns	222,648		– 0	–		– 0	–		– 0	–	222,648
Emerging Markets - Corporate Bonds	1,399,040		– 0	–		– 0	–		– 0	–	1,399,040

Total	$5,905,866	$	– 0	–	$	– 0	–	$	– 0	–	$5,905,866

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $435,575,674 or 38.4% of net assets.

(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2019.
(i)	Defaulted matured security.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.29% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentageof Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT
8.46%, 5/15/43	3/27/18	$745,976	$753,916	0.07%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT
8.55%, 3/16/43	3/07/18	176,164	178,447	0.02%
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23	11/16/17	203,905	9,625	0.00%
Exide Technologies
7.00%, 4/30/25	4/30/15	4,986,802	1,752,554	0.15%
Exide Technologies
11.00%, 4/30/22	4/30/15	4,342,122	3,638,460	0.32%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	1,954,450	2,191,210	0.19%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2
7.986%, 10/25/25	9/18/15	1,422,679	1,611,548	0.14%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	2/01/17	1,125,899	6,956	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	2/01/17	335,596	6,930	0.00%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	613,641	613,641	0.05%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	29	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	573,092	475,778	0.04%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	1,107,300	463,000	0.04%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	1,313,468	570,225	0.05%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	1,569,021	1,020,635	0.09%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	292,000	292,957	0.03%
Tonon Luxembourg SA
9.25%, 1/24/20	1/16/13	1,576,402	26,233	0.00%
Venezuela Government International Bond
9.25%, 5/07/28	4/10/14	247,835	60,000	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14-6/09/14	2,401,853	201,343	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	477,417	133,320	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	838,866	40,500	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.986%, 11/25/25	9/28/15	592,395	681,347	0.06%

(k)	Convertible security.
(l)	Pays 11% cash or up to 7% PIK and remaining in cash.
(m)	When-Issued or delayed delivery security.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$3,697,478	$5,166		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/20	10/01/12	2,667,234	825,499		0.07%
Exide Technologies	4/30/15	141,191	– 0	–	0.00%
Monitronics International, Inc.
9.125%, 04/01/20	1/16/18	847,428	53,964		0.00%
Mt. Logan Re Ltd.
(Preference Shares)	12/30/14	2,953,000	2,860,640		0.25%

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	Inverse interest only security.
(u)	IO - Interest Only.
(v)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.
(w)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(x)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(y)	The rate shown represents the 7-day yield as of period end.
(z)	Affiliated investments.
(aa)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $69,210,593 and gross unrealized depreciation of investments was $(80,549,827), resulting in net unrealized depreciation of $(11,339,234).

(ab)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar

PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

Country Breakdown1

June 30, 2019 (unaudited)

56.1%	United States
4.0%	Brazil
3.0%	Indonesia
1.9%	United Kingdom
1.5%	Luxembourg
1.4%	France
1.4%	Canada
1.2%	Netherlands
1.0%	Turkey
1.0%	Colombia
0.9%	Spain
0.9%	Italy
0.9%	Dominican Republic
14.2%	Other
10.6%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Angola, Argentina, Australia, Bahrain, Bermuda, Cameroon, Cayman Islands, Chile, China, Denmark, Ecuador, Egypt, El Salvador, Finland, Gabon, Germany, Ghana, Honduras, Hong Kong, India, Iraq, Ireland, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Mexico, Mongolia, Nigeria, Norway, Oman, Peru, Russia, Senegal, South Africa, Sri Lanka, Sweden, Switzerland, Togo, Trinidad & Tobago, Ukraine, United Arab Emirates, Venezuela, Virgin Islands (BVI) and Zambia.

AB Global High Income Fund

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$374,532,134		$6,622,993	#	$381,155,127
Governments - Treasuries		– 0	–	128,494,069		– 0	–	128,494,069
Collateralized Mortgage Obligations		– 0	–	109,720,357		– 0	–	109,720,357
Corporates - Investment Grade		– 0	–	102,006,409		– 0	–	102,006,409
Emerging Markets - Sovereigns		– 0	–	94,955,587		– 0	–	94,955,587
Bank Loans		– 0	–	39,740,787		7,192,385		46,933,172
Emerging Markets - Corporate Bonds		– 0	–	45,891,565		279,150		46,170,715
Emerging Markets - Treasuries		– 0	–	28,341,307		– 0	–	28,341,307
Commercial Mortgage-Backed Securities		– 0	–	1,644,610		21,579,258		23,223,868
Common Stocks		11,109,021		5,166		8,788,253	#	19,902,440
Asset-Backed Securities		– 0	–	2,751,841		11,792,275		14,544,116
Investment Companies		5,551,210		– 0	–	– 0	–	5,551,210
Local Governments - US Municipal Bonds		– 0	–	5,462,316		– 0	–	5,462,316
Quasi-Sovereigns		– 0	–	3,603,618		– 0	–	3,603,618
Governments - Sovereign Bonds		– 0	–	3,512,738		– 0	–	3,512,738
Preferred Stocks		2,355,257		– 0	–	1,134,44	2	3,489,699
Inflation-Linked Securities		– 0	–	3,021,915		– 0	–	3,021,915
Local Governments - Regional Bonds		– 0	–	1,376,632		– 0	–	1,376,632
Collateralized Loan Obligations		– 0	–	– 0	–	979,738		979,738
Whole Loan Trusts		– 0	–	– 0	–	276,457		276,457
Warrants		64,634		– 0	–	124,938	#	189,572
Rights		– 0	–	– 0	–	8,223		8,223
Short-Term Investments:
Investment Companies		81,628,391		– 0	–	– 0	–	81,628,391
U.S. Treasury Bills		– 0	–	29,794,125		– 0	–	29,794,125
Governments - Treasuries		– 0	–	6,549,049		– 0	–	6,549,049
Time Deposits		– 0	–	3,138,911		– 0	–	3,138,911

Total Investments in Securities		100,708,513		984,543,136		58,778,112		1,144,029,761
Other Financial Instruments*:
Assets
Futures		2,300,274		– 0	–	– 0	–	2,300,274
Forward Currency Exchange Contracts		– 0	–	6,206,110		– 0	–	6,206,110
Centrally Cleared Credit Default Swaps		– 0	–	22,914,319		– 0	–	22,914,319
Credit Default Swaps		– 0	–	230,623		– 0	–	230,623
Total Return Swaps		– 0	–	596,385		– 0	–	596,385
Liabilities
Futures		(667,508)		– 0	–	– 0	–	(667,508)
Forward Currency Exchange Contracts		– 0	–	(10,488,437)		– 0	–	(10,488,437)
Currency Options Written		– 0	–	(206,051)		– 0	–	(206,051)
Centrally Cleared Credit Default Swaps		– 0	–	(8,713,420)		– 0	–	(8,713,420)
Credit Default Swaps		– 0	–	(12,827,566)		– 0	–	(12,827,566)
Reverse Repurchase Agreements		(5,905,866)		– 0	–	– 0	–	(5,905,866)

Total		$96,435,413		$982,255,099		$58,778,112		$1,137,468,624

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Bank Loans		Emerging Markets - Corporate Bonds		Commercial Mortgage-Backed Securities
Balance as of 3/31/19	$8,481,759		$8,609,096		$242,649		$20,910,085
Accrued discounts/ (premiums)	13,683		10,321		(37,569)		11,322
Realized gain (loss)	(2,670,666)		1,092		429		– 0	–
Change in unrealized appreciation/depreciation	675,159		27,089		1,646,496		356,851
Purchases/Payups	1,979,457		720,077		52,172		301,000
Sales/Paydowns	(1,856,399)		(19,818)		(1,625,027)		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(2,155,472)		– 0	–	– 0	–

Balance as of 6/30/19	$6,622,993		$7,192,385		$279,150		$21,579,258

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(1,963,631)		$27,089		$57,687		$356,851

	Common Stocks#		Asset-Backed Securities		Preferred Stocks		Collateralized Loan Obligations
Balance as of 3/31/19	$8,413,720		$12,614,983		$1,134,441		$980,782
Accrued discounts/(premiums)	– 0	–	24,270		– 0	–	49
Realized gain (loss)	418		163,985		24,862		– 0	–
Change in unrealized appreciation/ depreciation	374,533		(224,679)		– 0	–	(1,093)
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales/Paydowns	(418)		(786,284)		(24,861)		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$8,788,253		$11,792,275		$1,134,442		$979,738

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$374,533		$(224,679)		$ – 0	–	$(1,093)

	Whole Loan Trusts		Warrants#		Rights		Total
Balance as of 3/31/19	$339,307		$60,161		$7,698		$61,794,681
Accrued discounts/ (premiums)	– 0	–	– 0	–	– 0	–	22,076
Realized gain (loss)	– 0	–	– 0	–	– 0	–	(2,479,880)
Change in unrealized appreciation/ depreciation	(42,054)		64,777		525		2,877,604
Purchases/Payups	– 0	–	– 0	–	– 0	–	3,052,706
Sales/Paydowns	(20,796)		– 0	–	– 0	–	(4,333,603)
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	(2,155,472)

Balance as of 6/30/19	$276,457		$124,938		$8,223		$58,778,112	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(42,054)		$66,983		$525		$(1,347,789)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2019. Securities priced (i) by the third party vendors or (ii) by brokers, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2019			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade		$1,752,554		Market Approach	EBITDA* Projection	$117.0mm/ N/A
					EBITDA* Multiples	4.6X – 6.6X/5.6X
		$613,641		Qualitative Assessment	Par Value	$100.00/ N/A
		$336,499		Recovery Analysis	Collateral Value	$100.00/ N/A

$2,702,694

Common Stocks		$2,860,640		Market Approach	NAV Equivalent	$968.72/ N/A
		$1,026,118		Market Approach	EBITDA* Projection	$48.8 mm/ N/A
					EBITDA* Multiples	7.2X – 9.2X/ 8.2X
		$846,213		Market Approach	EBITDA* Projection	$530mm/ N/A
					EBITDA* Multiples	15.5X/ N/A
		$57,618		Market Approach	EBITDA* Projection	$50.6 mm/ N/A
					EBITDA* Multiples	2.0X – 4.0X/3.0X
		$31,855		Market Approach	EBITDA* Projection	$72mm/ N/A
					EBITDA* Multiples	4.8X/ NA
	$	– 0	–	Qualitative Assessment		$0.00/ N/A
	$	– 0	–	Qualitative Assessment		$0.00/ N/A

$4,822,444

Preferred Stocks		$1,134,442		Market Approach	EBITDA* Projection	$530mm/ N/A
					EBITDA* Multiples	15.5X/ N/A
Whole Loan Trusts		$276,457		Recovery Analysis	Cumulative Loss	<20%/ N/A
Warrants		$124,938		Option Pricing Model	Exercise Price	$4.29/ N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Exercise Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2019 is as follows:

Fund	Market Value 3/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$52,078	$124,546	$94,996	$81,628	$227